UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944

                      First Trust Exchange-Traded Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------
                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2015
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:



FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------


First Trust STOXX(R) European Select Dividend Index Fund (FDD)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

First Trust ISE Global Wind Energy Index Fund (FAN)

First Trust ISE Global Engineering and Construction
Index Fund (FLM)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
Index Fund (GRID)

First Trust ISE Global Copper Index Fund (CU)

First Trust ISE Global Platinum Index Fund (PLTM)

First Trust BICK Index Fund (BICK)

First Trust NASDAQ CEA Smartphone Index Fund (FONE)

First Trust NASDAQ Global Auto Index Fund (CARZ)

First Trust ISE Cloud Computing Index Fund (SKYY)

First Trust International IPO ETF (FPXI)


----------------------
  Semi-Annual Report
    March 31, 2015
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 MARCH 31, 2015

Shareholder Letter .......................................................................   2
Market Overview ..........................................................................   3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................   4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........   6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................   8
      First Trust ISE Global Wind Energy Index Fund (FAN) ................................  10
      First Trust ISE Global Engineering and Construction Index Fund (FLM) ...............  12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....  14
      First Trust ISE Global Copper Index Fund (CU) ......................................  16
      First Trust ISE Global Platinum Index Fund (PLTM) ..................................  18
      First Trust BICK Index Fund (BICK) .................................................  20
      First Trust NASDAQ CEA Smartphone Index Fund (FONE) ................................  22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................  24
      First Trust ISE Cloud Computing Index Fund (SKYY) ..................................  26
      First Trust International IPO ETF (FPXI) ...........................................  28
Notes to Fund Performance Overview .......................................................  30
Understanding Your Fund Expenses .........................................................  31
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD)......................  33
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR).........  35
      First Trust Dow Jones Global Select Dividend Index Fund (FGD).......................  40
      First Trust ISE Global Wind Energy Index Fund (FAN).................................  43
      First Trust ISE Global Engineering and Construction Index Fund (FLM)................  45
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID).....  48
      First Trust ISE Global Copper Index Fund (CU).......................................  51
      First Trust ISE Global Platinum Index Fund (PLTM)...................................  52
      First Trust BICK Index Fund (BICK)..................................................  53
      First Trust NASDAQ CEA Smartphone Index Fund (FONE).................................  56
      First Trust NASDAQ Global Auto Index Fund (CARZ)....................................  58
      First Trust ISE Cloud Computing Index Fund (SKYY)...................................  61
      First Trust International IPO ETF (FPXI)............................................  62
Statements of Assets and Liabilities......................................................  64
Statements of Operations..................................................................  68
Statements of Changes in Net Assets.......................................................  72
Financial Highlights......................................................................  79
Notes to Financial Statements.............................................................  86
Additional Information....................................................................  96

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2015


Dear Shareholders:

Thank you for your investment in the Funds of First Trust Exchange-Traded Fund
II.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended March 31, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor impacting markets during this time is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2015


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In April 2015, the International Monetary Fund (IMF) forecasted a global real GDP growth rate of 3.5% for 2015 and 3.8% for 2016. Those projections, while positive, are modestly higher than the 3.4% global real GDP growth rate posted in 2014. The IMF is forecasting a 3.1% U.S. real GDP growth rate for both 2015 and 2016, which would reflect an improvement from 2.4% in 2014.

The Consumer Price Index (CPI) headline rate stood at -0.1% in the U.S. in March 2015, down from 1.7% in September 2014, according to the Bureau of Labor Statistics. The estimated inflation rate for 2015 for the U.S. and all "Advanced Economies" was 0.1% and 0.4%, respectively, according to the IMF's April 2015 forecast. Those projections are well below where actual inflation stood in 2011 (3.1% for the U.S. and 2.7% for "Advanced Economies"), the last year in which inflation approached its 3.0% annual average since 1926, according to Bloomberg.

For those investors concerned that inflationary pressures may be looming on the horizon, we suggest they keep an eye on the stimulus initiative just launched by the European Central Bank (ECB). While the stimulus programs in the U.S. have largely run their course, the ECB just began its version of quantitative easing in March. It intends to inject around 1.1 trillion euros into the economy via bond purchases, similar to the process employed by the Federal Reserve in the U.S. in recent years. The bond-buying program is scheduled to run through September 2016.

GLOBAL EQUITIES MARKETS

U.S. investors funneled more capital into foreign equities than U.S. equities over the past 12 months. Investors poured a net $165.0 billion into International Equity stock funds (open-end funds and exchange-traded funds) for the 12-month period ended 3/31/15, compared to a net $106.7 billion for U.S. stock funds, according to Morningstar. With respect to foreign equities, sentiment favored passive funds over actively managed funds. Of the combined $165.0 billion invested in International Equity stock funds over the past year, $129.4 billion went into passive funds. The same held true for U.S. stock funds, with $222.6 billion going into passive funds, compared to net outflows from actively managed funds totaling $115.8 billion.

From a performance standpoint, the MSCI World Ex-US and MSCI Emerging Markets indices were flat (0.0%) (USD) and down 2.37% (USD), respectively, for the six-month period ended 3/31/15. The S&P 500(R) Index posted a total return of 5.93%. Over that same six-month period, the U.S. dollar was up 14.45% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The combination of U.S. bond yields that were more attractive relative to others around the globe and a number of sensitive geopolitical events, such as the ongoing Russia/Ukraine crisis, helped boost interest in the U.S. dollar, in our opinion. A strong U.S. dollar can negatively impact returns on foreign securities held by U.S. investors.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                  CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (8/27/07)         Ended      (8/27/07)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          -1.71%       -4.51%       4.32%        -6.01%         23.55%       -37.56%
 Market Price                                 -1.41%       -4.77%       4.42%        -5.99%         24.13%       -37.43%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index     -1.41%       -4.07%       4.67%        -5.51%         25.65%       -34.95%
 STOXX(R) Europe 600 Index                    -0.64%       -4.87%       6.73%         0.68%         38.52%         5.27%
 MSCI Europe Index                            -1.05%       -4.94%       6.38%         0.40%         36.24%         3.07%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   52.27%
Utilities                                    13.90
Health Care                                   7.54
Energy                                        7.49
Telecommunication Services                    7.02
Industrials                                   6.75
Consumer Staples                              5.03
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Standard Chartered PLC                        5.05%
J Sainsbury PLC                               5.03
Zurich Insurance Group AG                     4.86
Royal Dutch Shell PLC, Class B                4.54
SSE PLC                                       4.49
Swiss Re AG                                   4.18
GlaxoSmithKline PLC                           4.17
Amlin PLC                                     4.10
Catlin Group Ltd.                             3.89
Carillion PLC                                 3.71
                                            -------
     Total                                   44.02%
                                            =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   AUGUST 27, 2007 - MARCH 31, 2015

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
8/27/07    $10,000                           $10,000                    $10,000             $10,000
9/30/07     10,323                            10,304                     10,622              10,636
3/31/08      8,841                             9,039                      9,670               9,675
9/30/08      5,562                             5,539                      7,333               7,347
3/31/09      3,201                             3,263                      4,836               4,846
9/30/09      5,182                             5,275                      7,484               7,462
3/31/10      5,053                             5,178                      7,600               7,565
9/30/10      5,133                             5,271                      7,697               7,658
3/31/11      5,682                             5,844                      8,574               8,520
9/30/11      4,789                             4,959                      6,786               6,754
3/31/12      5,151                             5,305                      7,927               7,877
9/30/12      5,159                             5,319                      7,987               7,923
3/31/13      5,154                             5,322                      8,807               8,707
9/30/13      5,845                             6,054                     10,001               9,843
3/31/14      6,539                             6,783                     11,066              10,842
9/30/14      6,353                             6,600                     10,596              10,416
3/31/15      6,244                             6,507                     10,528              10,307


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2009 through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/09 - 9/30/10        49          28         14        11            57         46          36        11
10/1/10 - 9/30/11        79          70          5         0            67         28           3         1
10/1/11 - 9/30/12        85          80         24         2            44         16           0         0
10/1/12 - 9/30/13       103         130          5         0            12          0           0         0
10/1/13 - 9/30/14       150          81          3         0            16          1           0         1
10/1/14 - 3/31/15        79          17          1         0            24          4           0         0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.


--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (8/27/07)         Ended      (8/27/07)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          12.13%       15.14%      11.17%        2.35%          69.83%        19.26%
 Market Price                                 11.56%       14.63%      11.00%        2.30%          68.53%        18.83%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index             12.58%       16.06%      12.08%        3.25%          76.83%        27.53%
 S&P Global REIT Index                        13.66%       17.68%      12.91%        3.32%          83.49%        28.17%
 MSCI World REIT Index                        12.77%       18.10%      12.70%        2.38%          81.79%        19.58%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   99.96%
Health Care                                   0.04
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Simon Property Group, Inc.                    4.64%
Mitsubishi Estate Co., Ltd.                   2.25
Public Storage                                2.18
Mitsui Fudosan Co., Ltd.                      2.12
Equity Residential                            2.12
Health Care REIT, Inc.                        2.04
Unibail-Rodamco SE                            2.00
Ventas, Inc.                                  1.84
Sun Hung Kai Properties Ltd.                  1.81
AvalonBay Communities, Inc.                   1.74
                                            -------
     Total                                   22.74%
                                            =======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  AUGUST 27, 2007 - MARCH 31, 2015

            First Trust FTSE EPRA/ NAREIT Developed    FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
8/27/07     $10,000                                    $10,000              $10,000        $10,000
9/30/07      10,686                                     10,693               10,581         10,656
3/31/08       9,012                                      9,057                9,112          9,061
9/30/08       7,443                                      7,420                7,905          7,901
3/31/09       3,849                                      3,909                3,762          3,678
9/30/09       6,500                                      6,645                6,368          6,086
3/31/10       7,022                                      7,212                6,985          6,578
9/30/10       7,636                                      7,868                7,608          7,124
3/31/11       8,314                                      8,606                8,557          8,108
9/30/11       7,012                                      7,327                7,481          7,136
3/31/12       8,517                                      8,881                9,051          8,602
9/30/12       9,131                                      9,568                9,636          9,248
3/31/13      10,251                                     10,768               10,771         10,122
9/30/13      10,046                                     10,616               10,281          9,634
3/31/14      10,356                                     10,989               10,892         10,127
9/30/14      10,635                                     11,329               11,278         10,606
3/31/15      11,925                                     12,754               12,819         11,960


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2009 through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/09 - 9/30/10       109          64         14         9            32         22           2         0
10/1/10 - 9/30/11       154          31          1         0            57         10           0         0
10/1/11 - 9/30/12       123          21          0         0           104          3           0         0
10/1/12 - 9/30/13       162          30          0         0            55          1           2         0
10/1/13 - 9/30/14       158          21          0         0            70          3           0         0
10/1/14 - 3/31/15        59          14          0         0            48          4           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.


--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (11/21/07)        Ended      (11/21/07)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          -2.93%       -4.16%       8.19%        2.62%          48.20%        20.93%
 Market Price                                 -2.98%       -4.74%       8.07%        2.55%          47.40%        20.35%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)   -2.84%       -4.11%       8.25%        2.78%          48.66%        22.36%
 Dow Jones World Developed Markets Index(SM)   3.82%        6.05%      10.46%        4.46%          64.43%        37.84%
 MSCI World Index                              3.35%        6.03%      10.01%        3.86%          61.09%        32.16%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   20.65%
Utilities                                    14.15
Telecommunication Services                   13.69
Industrials                                  13.12
Energy                                       12.96
Consumer Discretionary                       12.29
Consumer Staples                              5.48
Materials                                     2.78
Information Technology                        2.56
Health Care                                   2.32
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Metcash Ltd.                                  2.98%
Lancashire Holdings Ltd.                      1.99
Woodside Petroleum Ltd.                       1.83
Noble Corp. PLC                               1.66
Crescent Point Energy Corp.                   1.64
Swiss Re AG                                   1.62
PDL BioPharma, Inc.                           1.55
Neopost S.A.                                  1.52
Mineral Resources Ltd.                        1.45
SJM Holdings Ltd.                             1.42
                                            -------
     Total                                   17.66%
                                            =======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       NOVEMBER 21, 2007 - MARCH 31, 2015

            First Trust Dow Jones Global     Dow Jones Global Select     Dow Jones World Developed     MSCI World
            Select Dividend Index Fund       Dividend Index(SM)          Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
11/21/07    $10,000                           $10,000                     $10,000                       $10,000
3/31/08       9,345                             9,397                       9,379                         9,378
9/30/08       7,028                             6,951                       7,816                         7,815
3/31/09       4,375                             4,397                       5,416                         5,385
9/30/09       7,857                             7,903                       7,765                         7,636
3/31/10       8,160                             8,231                       8,381                         8,204
9/30/10       8,669                             8,742                       8,372                         8,152
3/31/11       9,654                             9,748                       9,611                         9,308
9/30/11       8,533                             8,669                       8,023                         7,798
3/31/12       9,652                             9,719                       9,642                         9,360
9/30/12      10,033                            10,121                       9,761                         9,482
3/31/13      10,553                            10,640                      10,854                        10,470
9/30/13      11,477                            11,491                      11,854                        11,398
3/31/14      12,619                            12,761                      12,996                        12,465
9/30/14      12,459                            12,594                      13,274                        12,788
3/31/15      12,094                            12,236                      13,781                        13,216


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2009 through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/09 - 9/30/10       129          53          8         3            47         11           1         0
10/1/10 - 9/30/11       109          82          1         0            52          7           2         0
10/1/11 - 9/30/12       160          51          0         0            35          5           0         0
10/1/12 - 9/30/13       195          23          0         0            32          0           0         0
10/1/13 - 9/30/14       219          16          0         0            17          0           0         0
10/1/14 - 3/31/15        60           2          0         0            61          2           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.


--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (6/16/08)         Ended      (6/16/08)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          -3.76%       -7.31%      -2.66%       -12.63%         -12.61%      -60.03%
 Market Price                                 -3.69%       -7.57%      -2.64%       -12.69%         -12.53%      -60.20%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index             -3.28%       -6.66%      -1.88%       -11.91%          -9.04%      -57.74%
 Russell 3000(R) Index                         7.13%       12.37%      14.71%         8.95%          98.64%       79.00%
 MSCI World Index                              3.35%        6.03%      10.01%         4.75%          61.09%       37.00%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    50.44%
Industrials                                  44.32
Energy                                        3.93
Materials                                     0.69
Consumer Discretionary                        0.62
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vestas Wind Systems A/S                       7.82%
Gamesa Corp. Tecnologica S.A.                 7.31
China Longyuan Power Group Corp.,
   Class H                                    7.29
Iberdrola S.A.                                6.60
Nordex SE                                     6.43
EDP Renovaveis S.A.                           5.85
Concord New Energy Group Ltd.                 5.00
Greentech Energy Systems A/S                  4.24
PNE Wind AG                                   3.81
Japan Wind Development Co., Ltd.              3.76
                                            -------
     Total                                   58.11%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JUNE 16, 2008 - MARCH 31, 2015

            First Trust ISE Global          ISE Global Wind      Russell 3000(R)     MSCI World
            Wind Energy Index Fund          Energy(TM) Index     Index               Index
            ---------------------------     ----------------     ---------------     ----------
6/16/08     $10,000                         $10,000              $10,000             $10,000
9/30/08       6,370                           6,314                8,583               8,101
3/31/09       3,502                           3,515                5,912               5,582
9/30/09       5,461                           5,512                8,032               7,916
3/31/10       4,574                           4,646                9,011               8,505
9/30/10       3,544                           3,626                8,912               8,451
3/31/11       4,061                           4,162               10,579               9,649
9/30/11       2,819                           2,917                8,961               8,083
3/31/12       2,736                           2,827               11,340               9,702
9/30/12       2,364                           2,458               11,667               9,828
3/31/13       2,713                           2,821               12,991              10,852
9/30/13       3,703                           3,872               14,187              11,814
3/31/14       4,313                           4,528               15,929              12,920
9/30/14       4,154                           4,370               16,706              13,255
3/31/15       3,998                           4,227               17,897              13,699


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2009 through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/09 - 9/30/10        77          18          1         0           108         41           7         0
10/1/10 - 9/30/11        69          20          0         0           106         48          10         0
10/1/11 - 9/30/12        12           1          0         0            78        135          25         0
10/1/12 - 9/30/13        39          23          2         0           126         57           3         0
10/1/13 - 9/30/14       123          31          0         0            83         15           0         0
10/1/14 - 3/31/15        13           0          0         0            79         31           1         1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC, in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.


--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (10/13/08)        Ended      (10/13/08)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          -2.57%       -9.24%       4.99%         8.74%         27.60%        71.88%
 Market Price                                 -2.62%       -9.41%       4.82%         8.69%         26.54%        71.31%

INDEX PERFORMANCE
 ISE Global Engineering and
    Construction(TM) Index                    -1.10%       -7.46%       6.26%        10.73%         35.46%        93.19%
 Russell 3000(R) Index                         7.13%       12.37%      14.71%        14.78%         98.64%       143.70%
 MSCI World Industrials Index                  3.52%        2.70%      10.31%        12.30%         63.30%       111.66%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  93.58%
Energy                                        6.42
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
China Communications Construction Co.,
   Ltd., Class H                              3.51%
Chicago Bridge & Iron Co. N.V.                3.44
Vinci S.A.                                    3.35
China Railway Group Ltd., Class H             3.30
Bouygues S.A.                                 3.26
Jacobs Engineering Group, Inc.                3.24
Quanta Services, Inc.                         3.10
Fluor Corp.                                   3.06
Taisei Corp.                                  2.97
ACS Actividades de Construccion y
   Servicios S.A.                             2.96
                                            -------
     Total                                   32.19%
                                            =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           OCTOBER 13, 2008 - MARCH 31, 2015

            First Trust ISE Global Engineering     ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction Index Fund            Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
10/13/08    $10,000                                $10,000                        $10,000             $10,000
3/31/09       8,987                                  9,388                          8,048               7,741
9/30/09      13,384                                 14,103                         10,935              11,514
3/31/10      13,471                                 14,263                         12,268              12,962
9/30/10      13,522                                 14,368                         12,133              13,181
3/31/11      16,744                                 17,882                         14,403              15,709
9/30/11      11,724                                 12,719                         12,200              12,195
3/31/12      14,306                                 15,435                         15,439              15,069
9/30/12      13,826                                 15,022                         15,884              14,746
3/31/13      15,249                                 16,595                         17,687              16,942
9/30/13      17,288                                 18,979                         19,315              18,901
3/31/14      18,939                                 20,875                         21,687              20,608
9/30/14      17,644                                 19,533                         22,745              20,445
3/31/15      17,189                                 19,318                         24,367              21,165


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2009 through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/09 - 9/30/10       112          28          2         0            88         18           4         0
10/1/10 - 9/30/11       131          12          1         0            89         20           0         0
10/1/11 - 9/30/12        90           2          0         0           145         14           0         0
10/1/12 - 9/30/13        54           1          0         0           182         13           0         0
10/1/13 - 9/30/14       109           0          0         0           136          7           0         0
10/1/14 - 3/31/15        41           2          1         0            75          6           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to The NASDAQ OMX Group, Inc., which then compiles the Index.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (11/16/09)        Ended      (11/16/09)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                          1.47%        -6.45%       4.17%         4.37%          22.67%       25.82%
 Market Price                                 1.70%        -6.59%       4.14%         4.36%          22.49%       25.76%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid
    Infrastructure Index(SM)                  1.83%        -5.77%       5.04%         5.26%          27.88%       31.68%
 Russell 3000(R) Index                        7.13%        12.37%      14.71%        15.14%          98.64%      113.16%
 S&P Composite 1500 Industrials Index         6.60%         8.33%      14.96%        16.30%         100.75%      124.94%
 MSCI World Industrials Index                 3.52%         2.70%      10.31%        11.17%          63.30%       76.59%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  57.82%
Information Technology                       20.88
Utilities                                    17.22
Consumer Discretionary                        4.08
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Quanta Services, Inc.                         7.93%
ABB Ltd.                                      7.87
ITC Holdings Corp.                            7.73
Schneider Electric SE                         7.70
Red Electrica Corp. S.A.                      7.62
General Cable Corp.                           4.58
MYR Group, Inc.                               4.41
Prysmian S.p.A.                               4.11
Badger Meter, Inc.                            4.10
ESCO Technologies, Inc.                       4.04
                                            -------
     Total                                   60.09%
                                            =======

                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2008 - MARCH 31, 2015

            First Trust NASDAQ(R)         NASDAQ OMX(R)                   Russell     S&P 1500              MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid        3000(R)     Composite             Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Industrials Index     Index
            -------------------------     ---------------------------     -------     -----------------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000               $10,000
3/31/10      10,257                        10,297                          10,731      11,205                10,814
9/30/10      10,154                        10,236                          10,614      11,249                10,997
3/31/11      11,775                        11,912                          12,600      13,832                13,106
9/30/11       8,161                         8,341                          10,672      10,743                10,174
3/31/12       9,553                         9,741                          13,505      14,081                12,572
9/30/12       9,860                        10,103                          13,895      14,004                12,302
3/31/13      10,996                        11,314                          15,472      16,373                14,134
9/30/13      11,678                        12,082                          16,896      18,307                15,769
3/31/14      13,450                        13,973                          18,971      20,766                17,193
9/30/14      12,401                        12,931                          19,897      21,102                17,057
3/31/15      12,583                        13,168                          21,316      22,495                17,657


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
11/17/09 - 9/30/10      146           5          4         1            57          4           1         1
10/1/10 - 9/30/11        54           3          0         0           182         14           0         0
10/1/11 - 9/30/12        22           7          0         1           187         34           0         0
10/1/12 - 9/30/13        26          17          0         0           154         53           0         0
10/1/13 - 9/30/14       186          15          0         0            44          7           0         0
10/1/14 - 3/31/15        40          17          4         0            59          5           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC. The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (3/11/10)         Ended      (3/11/10)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                         -21.59%       -22.90%     -9.68%        -9.05%         -39.88%      -38.10%
 Market Price                                -21.03%       -22.49%     -9.67%        -8.97%         -39.85%      -37.82%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                 -20.90%       -21.80%     -8.62%        -7.93%         -36.29%      -34.15%
 MSCI All Country World Materials Index       -4.43%        -7.05%     -0.87%        -0.29%          -4.26%       -1.48%
 MSCI All Country World Index                  2.73%         5.42%      8.99%         9.26%          53.83%       56.47%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                   100.00%
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
First Quantum Minerals Ltd.                   7.82%
Antofagasta PLC                               7.37
Freeport-McMoRan, Inc.                        7.30
Southern Copper Corp.                         7.04
Rio Tinto PLC, ADR                            6.90
KGHM Polska Miedz S.A.                        5.92
Vedanta Resources PLC                         5.58
Jiangxi Copper Co., Ltd., Class H             4.94
KAZ Minerals PLC                              4.86
MMC Norilsk Nickel OJSC, ADR                  4.72
                                            -------
     Total                                   62.45%
                                            =======

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MARCH 11, 2010 - MARCH 31, 2015

            First Trust ISE Global Copper     ISE Global           MSCI All Country          MSCI All Country
            Index Fund                        Copper(TM) Index     World Materials Index     World Index
            -----------------------------     ----------------     ---------------------     -----------------
3/11/10     $10,000                           $10,000              $10,000                   $10,000
3/31/10      10,297                            10,337               10,291                    10,172
9/30/10      11,208                            11,329               10,440                    10,220
3/31/11      14,567                            14,768               12,429                    11,604
9/30/11       8,910                             9,156                9,096                     9,606
3/31/12      10,984                            11,290               10,529                    11,519
9/30/12      10,141                            10,521               10,066                    11,621
3/31/13       9,256                             9,630               10,081                    12,731
9/30/13       8,087                             8,454               10,105                    13,683
3/31/14       8,027                             8,420               10,600                    14,841
9/30/14       7,893                             8,324               10,309                    15,230
3/31/15       6,189                             6,584                9,852                    15,646


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        71          43          7         0            18          1           1         0
10/1/10 - 9/30/11       101          62          1         1            55         29           4         0
10/1/11 - 9/30/12        57          23          4         1           126         40           0         0
10/1/12 - 9/30/13       100          25          1         0           100         23           0         1
10/1/13 - 9/30/14        82           7          0         0           135         25           3         0
10/1/14 - 3/31/15        39           4          0         0            71         11           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC. The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements
- platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component-securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------

                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                             6 Months      1 Year      5 Years     Inception        5 Years     Inception
                                              Ended         Ended       Ended      (3/11/10)         Ended      (3/11/10)
                                             3/31/15       3/31/15     3/31/15     to 3/31/15       3/31/15     to 3/31/15
FUND PERFORMANCE
 NAV                                         -17.24%       -25.57%     -20.67%      -19.95%         -68.59%      -67.53%
 Market Price                                -16.96%       -25.48%     -20.74%      -19.88%         -68.71%      -67.39%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index               -16.34%       -24.11%     -19.75%      -18.96%         -66.71%      -65.44%
 MSCI All Country World Index                  2.73%         5.42%       8.99%        9.26%          53.83%       56.47%
 MSCI All Country World Materials Index       -4.43%        -7.05%      -0.87%       -0.29%          -4.26%       -1.48%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    96.74%
Information Technology                        3.26
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
MMC Norilsk Nickel OJSC, ADR                  9.44%
Lonmin PLC                                    9.35
Johnson Matthey PLC                           9.32
Impala Platinum Holdings Ltd.                 8.72
Stillwater Mining Co.                         8.66
MMG Ltd.                                      4.88
North American Palladium Ltd.                 4.83
Platinum Group Metals Ltd.                    4.80
Royal Bafokeng Platinum Ltd.                  4.71
Xinjiang Xinxin Mining Industry Co., Ltd.,
   Class H                                    4.64
                                            -------
     Total                                   69.35%
                                            =======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MARCH 11, 2010 - MARCH 31, 2015

            First Trust ISE Global     ISE Global             MSCI All Country     MSCI All Country
            Platinum Index Fund        Platinum(TM) Index     World Index          World Materials Index
            ----------------------     ------------------     ----------------     ---------------------
3/11/10     $10,000                    $10,000                $10,000              $10,000
3/31/10      10,337                     10,383                 10,172               10,291
9/30/10       9,794                      9,934                 10,220               10,440
3/31/11      10,930                     11,082                 11,604               12,429
9/30/11       6,416                      6,555                  9,606                9,096
3/31/12       6,576                      6,680                 11,519               10,529
9/30/12       4,871                      4,997                 11,621               10,066
3/31/13       4,667                      4,796                 12,731               10,081
9/30/13       4,392                      4,539                 13,683               10,105
3/31/14       4,363                      4,554                 14,841                10600
9/30/14       3,924                      4,131                 15,230               10,309
3/31/15       3,248                      3,456                 15,646                9,852


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        80          43          3         1            14          0           0         0
10/1/10 - 9/30/11        77          66         17         0            52         37           4         0
10/1/11 - 9/30/12        67          41         20         1            71         45           5         1
10/1/12 - 9/30/13        74          57         14         0            71         32           2         0
10/1/13 - 9/30/14       103          36          9         0            56         35          12         1
10/1/14 - 3/31/15        57          37          7         1            20          3           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended  1 Year Ended  Inception (4/12/10)  Inception (4/12/10)
                                                       3/31/15        3/31/15         to 3/31/15           to 3/31/15
FUND PERFORMANCE
 NAV                                                    -6.11%         -3.53%           -3.23%               -15.03%
 Market Price                                           -5.78%         -3.02%           -3.26%               -15.16%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                     -5.43%         -2.27%           -2.28%               -10.80%
 MSCI All Country World Index                            2.73%          5.42%            8.51%                50.02%
 MSCI Emerging Markets Index                            -2.37%          0.44%            1.13%                 5.74%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   29.71%
Information Technology                       15.73
Consumer Discretionary                       13.99
Materials                                    10.04
Energy                                        9.79
Industrials                                   7.90
Consumer Staples                              5.19
Telecommunication Services                    2.85
Health Care                                   2.73
Utilities                                     2.07
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Dr. Reddy's Laboratories Ltd., ADR            1.71%
MakeMyTrip Ltd.                               1.70
Larsen & Toubro Ltd., GDR                     1.68
Vedanta Resources PLC                         1.66
Wipro Ltd., ADR                               1.62
WNS Holdings Ltd., ADR                        1.61
Sesa Sterlite Ltd., ADR                       1.60
Infosys Ltd., ADR                             1.60
Mahindra & Mahindra Ltd., GDR                 1.59
Axis Bank Ltd., GDR                           1.58
                                            -------
     Total                                   16.35%
                                            =======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2015

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
4/13/10 - 9/30/10        20          46         47         1             3          2           0         0
10/1/10 - 9/30/11        73          58         16         0            85         19           2         0
10/1/11 - 9/30/12        87          30          2         1            85         45           1         0
10/1/12 - 9/30/13        26           7          0         0           135         77           5         0
10/1/13 - 9/30/14        28           1          0         0           131         82          10         0
10/1/14 - 3/31/15        17           5          0         0            56         39           8         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts representing securities included in the Index.

The Index is owned by NASDAQ OMX Group, Inc. (the "Index Provider"). The Index is designed to track the performance of companies engaged in the smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended  1 Year Ended  Inception (2/17/11)  Inception (2/17/11)
                                                       3/31/15        3/31/15         to 3/31/15           to 3/31/15
FUND PERFORMANCE
 NAV                                                    9.19%          14.88%            8.37%               39.21%
 Market Price                                           9.04%          15.50%            8.37%               39.19%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                    9.65%          15.95%            9.37%               44.56%
 MSCI World Index                                       3.35%           6.03%            8.49%               39.85%
 MSCI All Country World Information Technology Index    6.78%          15.94%           11.21%               54.84%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of NASDAQ OMX (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       76.36%
Telecommunication Services                   10.54
Consumer Discretionary                        8.30
Industrials                                   1.64
Health Care                                   1.60
Financials                                    1.56
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
FIH Mobile Ltd.                               3.41%
KYOCERA Corp.                                 3.29
Sanmina Corp.                                 3.24
Samsung Electronics Co., Ltd.                 3.20
Flextronics International Ltd.                3.16
Benchmark Electronics, Inc.                   3.11
Apple, Inc.                                   2.94
Nokia Oyj, ADR                                2.88
Inventec Corp.                                2.87
Celestica, Inc.                               2.87
                                            -------
     Total                                   30.97%
                                            =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    FEBRUARY 17, 2011 - MARCH 31, 2015

            First Trust NASDAQ CEA     NASDAQ OMX CEA           MSCI World     MSCI All Country World
            Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,433                      9,403                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,975                     11,245                   12,059         11,756
3/31/14      12,117                     12,470                   13,188         13,356
9/30/14      12,748                     13,187                   13,530         14,502
3/31/15      13,920                     14,460                   13,983         15,485


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
2/18/11 - 9/30/11        85          10          0         0            58          3           0         0
10/1/11 - 9/30/12        54          12          0         0           141         44           0         0
10/1/12 - 9/30/13        85          13          0         0           109         43           0         0
10/1/13 - 9/30/14       139          12          0         0            86         14           1         0
10/1/14 - 3/31/15        67           4          0         0            50          4           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Index.

The Index is owned and was developed by NASDAQ OMX Group, Inc. (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the Index, component securities must be listed on an index-eligible global stock exchange, as determined by the Index Provider, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended  1 Year Ended  Inception (5/9/11)   Inception (5/9/11)
                                                       3/31/15        3/31/15         to 3/31/15           to 3/31/15
FUND PERFORMANCE
 NAV                                                    7.25%          3.24%             9.09%               40.32%
 Market Price                                           7.75%          3.18%             9.13%               40.57%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                       7.71%          4.01%            10.21%               46.00%
 MSCI World Index                                       3.35%          6.03%             8.93%               39.52%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of NASDAQ OMX (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       99.81%
Industrials                                   0.19
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Toyota Motor Corp.                            8.31%
General Motors Co.                            8.07
Daimler AG                                    7.98
Ford Motor Co.                                7.93
Honda Motor Co., Ltd.                         7.91
Volkswagen AG (Preference Shares)             4.23
Porsche Automobil Holding SE (Preference
   Shares)                                    4.20
Hyundai Motor Co.                             4.17
Bayerische Motoren Werke AG                   3.97
Fuji Heavy Industries Ltd.                    3.93
                                            -------
     Total                                   60.70%
                                            =======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      MARCH 9, 2011 - MARCH 31, 2015

            First Trust NASDAQ         NASDAQ OMX Global        MSCI World
            Global Auto Index Fund     Auto Index Index(SM)     Index
            ----------------------     --------------------     ----------
5/9/11      $10,000                    $10,000                  $10,000
9/30/11       7,545                      7,717                    8,232
3/31/12       9,324                      9,459                    9,881
9/30/12       8,282                      8,439                   10,009
3/31/13      10,210                     10,402                   11,052
9/30/13      13,205                     13,581                   12,032
3/31/14      13,593                     14,039                   13,158
9/30/14      13,085                     13,556                   13,499
3/31/15      14,034                     14,601                   13,951


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
5/10/11 - 9/30/11        59          13          0          0           24          4           0         0
10/1/11 - 9/30/12       103          30          0          1           91         24           1         1
10/1/12 - 9/30/13        97          77         16          0           50         10           0         0
10/1/13 - 9/30/14       133          17          0          0           88         14           0         0
10/1/14 - 3/31/15        35           4          1          1           74         10           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and Depositary Receipts included in the Index.

The Index is owned and was developed by International Securities Exchange, LLC (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of at least $100 million.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL         CUMULATIVE
                                                                                     TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended  1 Year Ended  Inception (7/5/11)   Inception (7/5/11)
                                                       3/31/15        3/31/15         to 3/31/15           to 3/31/15
FUND PERFORMANCE
 NAV                                                    7.14%           8.67%           10.55%               45.52%
 Market Price                                           7.06%           8.71%           10.55%               45.52%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                          7.46%           9.35%           11.23%               48.87%
 S&P 500(R) Index                                       5.93%          12.73%           14.81%               67.54%
 S&P Composite 1500 Information Technology Index        6.81%          17.72%           15.71%               72.51%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       92.27%
Consumer Discretionary                        7.73
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Red Hat, Inc.                                 4.12%
Aruba Networks, Inc.                          3.95
Netflix, Inc.                                 3.92
salesforce.com, Inc.                          3.82
Amazon.com, Inc.                              3.81
Informatica Corp.                             3.69
Brightcove, Inc.                              3.69
Akamai Technologies, Inc.                     3.68
Zynga, Inc., Class A                          3.59
Rackspace Hosting, Inc.                       3.58
                                            -------
     Total                                   37.85%
                                            =======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - MARCH 31, 2015

            First Trust ISE Cloud     ISE Cloud                   S&P 500(R)  S&P Composite 1500
            Computing Index Fund      Computing(TM) Index         Index       Information Technology Index
            ---------------------     -----------------------     -------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000     $10,000
9/30/11       7,902                     7,909                       8,501       8,886
3/31/12      10,604                    10,641                      10,702      11,739
9/30/12       9,864                     9,934                      11,068      11,695
3/31/13      10,531                    10,640                      12,196      11,682
9/30/13      12,214                    12,376                      13,209      12,718
3/31/14      13,390                    13,612                      14,861      14,655
9/30/14      13,581                    13,852                      15,815      16,153
3/31/15      14,551                    14,885                      16,753      17,253


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
7/6/11 - 9/30/11         34           3          0         0            23          2           0         0
10/1/11 - 9/30/12       126          13          2         0           102          8           0         0
10/1/12 - 9/30/13       134          27          0         0            71         17           1         0
10/1/13 - 9/30/14       191          18          0         0            38          5           0         0
10/1/14 - 3/31/15        99           6          0         0            19          1           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

First Trust International IPO ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in the securities that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index. The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that trade on an accessible global stock exchange.

--------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        CUMULATIVE
                                                                                                       TOTAL RETURNS
                                                                                                    Inception (11/4/14)
                                                                                                        to 3/31/15
FUND PERFORMANCE
 NAV                                                                                                      -2.02%
 Market Price                                                                                             -2.02%

INDEX PERFORMANCE
 IPOX International Index                                                                                 -1.87%
 MSCI World Index Ex-US                                                                                    2.52%
--------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 30.)

------------
IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) International Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund.

A patent with respect to the IPOX(R) index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC (www.ipoxschuster.com).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL IPO ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   27.68%
Consumer Discretionary                       22.85
Information Technology                       12.46
Materials                                     9.85
Industrials                                   9.16
Health Care                                   5.10
Utilities                                     4.69
Consumer Staples                              4.25
Telecommunication Services                    3.96
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2015
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Alibaba Group Holding Ltd., ADR               8.02%
Glencore PLC                                  6.58
CITIC Securities Co., Ltd., Class H           4.86
JD.com, Inc., ADR                             3.83
Altice S.A.                                   3.17
Numericable-SFR SAS                           3.13
China Vanke Co., Ltd., Class H                3.09
People's Insurance Co., Group of China
   Ltd., Class H                              2.49
BB Seguridade Participacoes S.A.              2.42
Vipshop Holdings Ltd., ADR                    2.27
                                            -------
     Total                                   39.86%
                                            =======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   NOVEMBER 4, 2014 - MARCH 31, 2015

            First Trust International   IPOX International   MSCI World
            iPO ETF                     Index                Index Ex-US
            -------------------------   ------------------   -----------
11/4/14     $10,000                     $10,000              $10,000
3/31/15       9,798                       9,813               10,252


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2015

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through March 31, 2015. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                       0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD         0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
11/5/14 - 3/31/15        47           1          1         0            48          3           0         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2015 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust ISE Cloud Computing Index Fund or First Trust International IPO ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended March 31, 2015.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE          EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH            DURING THE
                                                  OCTOBER 1, 2014     MARCH 31, 2015       PERIOD (a)       SIX-MONTH PERIOD (a)

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $  982.90             0.60%                 $2.97
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%                 $3.02

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,121.30             0.60%                 $3.17
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%                 $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $  970.70             0.60%                 $2.95
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%                 $3.02

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)
Actual                                               $1,000.00          $  962.40             0.60%                 $2.94
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%                 $3.02

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)
Actual                                               $1,000.00          $  974.30             0.70%                 $3.45
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2015 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE          EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH             DURING THE
                                                  OCTOBER 1, 2014     MARCH 31, 2015       PERIOD (a)        SIX-MONTH PERIOD (b)

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,014.70             0.70%                 $3.52
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)
Actual                                               $1,000.00          $  784.10             0.70%                 $3.11
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)
Actual                                               $1,000.00          $  827.60             0.70%                 $3.19
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  938.90             0.64%                 $3.09
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74             0.64%                 $3.23

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,091.90             0.70%                 $3.65
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,072.50             0.70%                 $3.62
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%                 $3.53

FIRST TRUST ISE GLOBAL COMPUTING INDEX FUND (SKYY)
Actual                                               $1,000.00          $1,071.40             0.60%                 $3.10
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%                 $3.02


                                                                                            ANNUALIZED          EXPENSES PAID
                                                                                          EXPENSE RATIO       DURING THE PERIOD
                                                    BEGINNING             ENDING           BASED ON THE      NOVEMBER 4, 2014 (c)
                                                  ACCOUNT VALUE       ACCOUNT VALUE       NUMBER OF DAYS              TO
                                               NOVEMBER 4, 2014 (c)   MARCH 31, 2015      IN THE PERIOD       MARCH 31, 2015 (d)

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)
Actual                                              $1,000.00           $  979.80             0.70%                 $2.81
Hypothetical (5% return before expenses)            $1,000.00           $1,021.44             0.70%                 $3.53


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2014 through March 31, 2015), multiplied by 182/365 (to reflect the one-half year period).

(c)   Inception Date.

(d) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 4, 2014 through March 31, 2015), multiplied by 148/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 96.9%
            BELGIUM -- 2.8%
    150,210 Belgacom S.A.                     $   5,261,275
                                              -------------
            BERMUDA -- 3.9%
    703,945 Catlin Group Ltd.                     7,408,793
                                              -------------
            FINLAND -- 2.8%
    258,284 Fortum Oyj                            5,432,179
                                              -------------
            FRANCE -- 9.7%
    241,445 Orange S.A.                           3,885,104
    146,737 SCOR SE                               4,956,606
    113,146 TOTAL S.A.                            5,629,805
     15,087 Unibail-Rodamco SE                    4,072,591
                                              -------------
                                                 18,544,106
                                              -------------
            GERMANY -- 5.5%
     31,680 Allianz SE                            5,513,223
     23,037 Muenchener Rueckversicherungs-
               Gesellschaft AG                    4,972,665
                                              -------------
                                                 10,485,888
                                              -------------
            ITALY -- 3.3%
  1,309,548 Snam S.p.A.                           6,364,548
                                              -------------
            SPAIN -- 3.3%
    828,255 Banco Santander S.A.                  6,249,183
                                              -------------
            SWEDEN -- 2.4%
    393,499 Skandinaviska Enskilda Banken
               AB, Class A                        4,610,237
                                              -------------
            SWITZERLAND -- 19.6%
     29,518 Baloise Holding AG                    3,909,206
     55,872 PSP Swiss Property AG                 5,269,262
     77,723 Swiss Prime Site AG                   6,758,174
     82,340 Swiss Re AG                           7,973,034
      7,299 Swisscom AG                           4,239,849
     27,329 Zurich Insurance Group AG             9,260,588
                                              -------------
                                                 37,410,113
                                              -------------
            UNITED KINGDOM -- 43.6%
  1,042,075 Amlin PLC                             7,814,055
     93,592 AstraZeneca PLC                       6,423,144
    744,944 BAE Systems PLC                       5,784,911
  1,459,246 Carillion PLC                         7,076,195
    346,591 GlaxoSmithKline PLC                   7,948,462
  2,495,503 J Sainsbury PLC                       9,595,098
    138,681 Provident Financial PLC               5,539,999
    277,812 Royal Dutch Shell PLC, Class B        8,650,073
    384,910 SSE PLC                               8,553,175
    593,194 Standard Chartered PLC                9,622,145
    443,237 United Utilities Group PLC            6,134,427
                                              -------------
                                                 83,141,684
                                              -------------
            TOTAL COMMON STOCKS -- 96.9%        184,908,006
            (Cost $182,634,162)               -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INVESTMENT COMPANIES -- 3.0%
            SWITZERLAND -- 3.0%
     18,574 BB Biotech AG                     $   5,710,005
            (Cost $6,214,760)                 -------------

            TOTAL INVESTMENTS -- 99.9%          190,618,011
            (Cost $188,848,922) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                  253,480
                                              -------------
            NET ASSETS -- 100.0%              $ 190,871,491
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,937,118 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,168,029.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $ 184,908,006    $     --      $     --
Investment
   Companies*           5,710,005          --            --
                    ---------------------------------------
Total Investments   $ 190,618,011    $     --      $     --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                   See Notes to Financial Statements                    Page 33

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

MARCH 31, 2015 (UNAUDITED)

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                           27.2%
Banks                                               10.8
Oil, Gas & Consumable Fuels                          7.5
Pharmaceuticals                                      7.5
Electric Utilities                                   7.3
Diversified Telecommunication Services               7.0
Real Estate Management & Development                 6.3
Food & Staples Retailing                             5.0
Construction & Engineering                           3.7
Gas Utilities                                        3.4
Water Utilities                                      3.2
Aerospace & Defense                                  3.0
Capital Market                                       3.0
Consumer Finance                                     2.9
Real Estate Investment Trusts                        2.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
British Pound Sterling                              47.5%
Euro                                                27.5
Swiss Franc                                         22.6
Swedish Krona                                        2.4
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 34                    See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.0%
            AUSTRALIA -- 5.7%
    196,196 BGP Holdings PLC (b) (c) (d)      $           0
     40,701 BWP Trust                                93,000
     26,441 Charter Hall Retail REIT                 86,396
    123,630 Cromwell Property Group                 106,875
     77,621 Dexus Property Group                    448,130
    122,354 Federation Centres                      283,300
    146,856 Goodman Group                           710,265
    151,447 GPT Group (The)                         527,147
     48,425 Investa Office Fund                     143,843
    313,964 Mirvac Group                            480,652
    191,440 Novion Property Group                   365,984
    443,792 Scentre Group                         1,264,172
    197,646 Stockland                               677,416
    165,662 Westfield Corp.                       1,204,984
                                              -------------
                                                  6,392,164
                                              -------------
            AUSTRIA -- 0.2%
      4,355 BUWOG AG                                 89,487
      6,268 CA Immobilien Anlagen AG                117,674
      5,251 Conwert Immobilien Invest SE             65,777
                                              -------------
                                                    272,938
                                              -------------
            BELGIUM -- 0.4%
        833 Aedifica S.A.                            55,980
      1,477 Befimmo S.A.                            100,370
      1,482 Cofinimmo                               173,932
        636 Intervest Offices & Warehouses
               N.V.                                  18,464
        170 Leasinvest Real Estate S.C.A             17,172
      1,151 Warehouses De Pauw S.C.A                 91,558
        184 Wereldhave Belgium N.V.                  21,664
                                              -------------
                                                    479,140
                                              -------------
            BERMUDA -- 0.8%
    100,622 Hongkong Land Holdings Ltd.             759,696
     55,314 Kerry Properties Ltd.                   192,284
                                              -------------
                                                    951,980
                                              -------------
            CANADA -- 3.0%
      6,625 Allied Properties Real Estate
               Investment Trust                     210,694
     11,575 Artis Real Estate Investment Trust      136,902
      3,404 Boardwalk Real Estate Investment
               Trust                                158,435
      8,858 Calloway Real Estate Investment
               Trust                                203,520
      9,466 Canadian Apartment Properties
               Real Estate Investment Trust         218,236
      6,179 Canadian Real Estate Investment
               Trust                                226,904
     14,786 Chartwell Retirement Residences         144,294
     14,191 Cominar Real Estate Investment
               Trust                                215,013
      6,622 Crombie Real Estate Investment
               Trust                                 70,479
      8,114 Dream Global Real Estate
               Investment Trust                      63,039


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (CONTINUED)
      9,263 Dream Office Real Estate
               Investment Trust               $     192,713
      7,501 Extendicare, Inc.                        44,477
      7,555 First Capital Realty, Inc.              117,690
      4,021 Granite Real Estate Investment
               Trust                                141,214
     23,469 H&R Real Estate Investment Trust        432,302
      7,965 InnVest Real Estate Investment
               Trust                                 36,286
      4,420 Killam Properties, Inc.                  38,562
      2,953 Morguard Real Estate Investment
               Trust                                 40,149
      2,738 Northern Property Real Estate
               Investment Trust                      50,975
     16,236 Pure Industrial Real Estate Trust        64,736
     26,825 RioCan Real Estate Investment
               Trust                                613,572
                                              -------------
                                                  3,420,192
                                              -------------
            FINLAND -- 0.2%
     22,378 Citycon Oyj                              72,763
     20,625 Sponda Oyj                               88,486
      8,150 Technopolis Oyj                          36,718
                                              -------------
                                                    197,967
                                              -------------
            FRANCE -- 3.6%
        494 Affine                                   10,060
        608 ANF Immobilier                           16,082
      2,887 Fonciere des Regions                    286,117
      2,935 Gecina S.A.                             397,163
      3,027 ICADE                                   273,596
     14,811 Klepierre                               727,635
      3,548 Mercialys                                90,167
      8,334 Unibail-Rodamco SE                    2,249,684
                                              -------------
                                                  4,050,504
                                              -------------
            GERMANY -- 2.2%
      1,449 ADLER Real Estate AG (b)                 20,924
      5,815 alstria office REIT-AG                   81,877
     26,307 Deutsche Annington
               Immobilien SE                        888,196
      3,930 Deutsche Euroshop AG                    195,524
     25,263 Deutsche Wohnen AG                      647,588
      2,939 DIC Asset AG                             29,443
      5,571 DO Deutsche Office AG (b)                24,260
      4,118 Hamborner REIT AG                        45,364
      4,891 LEG Immobilien AG                       388,484
      9,625 TAG Immobilien AG                       132,988
      4,308 TLG Immobilien AG (b)                    67,653
                                              -------------
                                                  2,522,301
                                              -------------
            GREECE -- 0.0%
      3,325 Grivalia Properties REIC                 27,171
                                              -------------


                  See Notes to Financial Statements                     Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            HONG KONG -- 6.0%
    199,289 Champion REIT                     $      94,855
    191,654 Hang Lung Properties Ltd.               538,920
     79,279 Henderson Land Development
               Co., Ltd.                            556,809
     53,775 Hysan Development Co., Ltd.             235,835
    195,685 Link (The) REIT                       1,206,522
    457,748 New World Development Co., Ltd.         530,806
    255,835 Sino Land Co., Ltd.                     417,116
    132,121 Sun Hung Kai Properties Ltd.          2,038,228
    100,284 Swire Properties Ltd.                   326,620
    117,215 Wharf Holdings (The) Ltd.               818,713
                                              -------------
                                                  6,764,424
                                              -------------
            IRELAND -- 0.1%
     56,600 Green REIT PLC                           99,565
                                              -------------
            ISLE OF MAN -- 0.1%
     83,352 Redefine International PLC               72,641
                                              -------------
            ISRAEL -- 0.1%
      3,119 Azrieli Group                           128,309
                                              -------------
            ITALY -- 0.1%
     91,384 Beni Stabili S.p.A.                      71,730
     25,933 Immobiliare Grande Distribuzione
               S.p.A.                                25,932
                                              -------------
                                                     97,662
                                              -------------
            JAPAN -- 11.6%
         22 Activia Properties, Inc.                192,421
        109 Advance Residence Investment
               Corp.                                261,833
     10,027 AEON Mall Co., Ltd.                     198,977
         74 AEON REIT Investment Corp.              106,248
         22 Daiwa House REIT Investment
               Corp.                                 96,486
         56 Daiwa House Residential
               Investment Corp.                     122,520
         22 Daiwa Office Investment Corp.           118,864
         40 Frontier Real Estate Investment
               Corp.                                190,436
         53 Fukuoka REIT Corp.                       98,987
        174 GLP J-REIT                              180,333
     25,300 Hulic Co. Ltd.                          284,990
         27 Industrial & Infrastructure Fund
               Investment Corp.                     125,843
         93 Japan Excellent, Inc.                   121,508
        257 Japan Hotel REIT Investment Corp.       182,997
         72 Japan Logistics Fund, Inc.              149,661
         68 Japan Prime Realty Investment
               Corp.                                234,444
        107 Japan Real Estate Investment Corp.      504,065
        208 Japan Retail Fund Investment Corp.      413,797
         30 Kenedix Office Investment Corp.         164,589
    108,930 Mitsubishi Estate Co., Ltd.           2,531,270
     81,081 Mitsui Fudosan Co., Ltd.              2,386,087
        111 Mori Hills REIT Investment Corp.        156,687
         85 MORI TRUST Sogo Reit, Inc.              176,187


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
         40 Nippon Accommodations Fund,
               Inc.                           $     152,082
        117 Nippon Building Fund, Inc.              575,562
        125 Nippon Prologis REIT, Inc.              275,566
     10,300 Nomura Real Estate Holdings, Inc.       186,016
        143 Nomura Real Estate Master Fund,
               Inc.                                 177,893
         30 Nomura Real Estate Office Fund,
               Inc.                                 145,829
      9,310 NTT Urban Development Corp.              93,306
        181 ORIX JREIT, Inc.                        259,574
         22 Premier Investment Corp.                126,752
     36,744 Sumitomo Realty & Development
               Co., Ltd.                          1,324,880
     35,375 Tokyo Tatemono Co., Ltd.                259,557
         78 TOKYU REIT, Inc.                        101,260
         15 Top REIT, Inc.                           62,471
        215 United Urban Investment Corp.           335,403
                                              -------------
                                                 13,075,381
                                              -------------
            LUXEMBOURG -- 0.1%
      6,707 Grand City Properties S.A. (b)          124,618
                                              -------------
            NETHERLANDS -- 0.4%
      3,529 Eurocommercial Properties N.V.          161,856
     11,158 NSI N.V.                                 50,186
      1,631 Vastned Retail N.V.                      79,961
      3,002 Wereldhave N.V.                         201,743
                                              -------------
                                                    493,746
                                              -------------
            NEW ZEALAND -- 0.1%
     97,625 Kiwi Property Group Ltd.                 94,515
                                              -------------
            NORWAY -- 0.1%
      5,355 Entra ASA (b)                            55,672
     21,156 Norwegian Property ASA (b)               27,313
                                              -------------
                                                     82,985
                                              -------------
            SINGAPORE -- 3.1%
    168,600 Ascendas Real Estate Investment
               Trust                                318,194
    167,590 CapitaCommercial Trust                  215,540
    217,530 CapitaLand Ltd.                         567,463
    222,283 CapitaMall Trust                        356,340
     53,900 CDL Hospitality Trusts                   68,929
     50,700 City Developments Ltd.                  371,656
    110,896 Fortune Real Estate Investment
               Trust                                117,724
    256,900 Global Logistic Properties Ltd.         496,072
    157,900 Keppel REIT                             138,070
    109,643 Mapletree Commercial Trust              127,831
    100,600 Mapletree Industrial Trust              115,822
    122,653 Mapletree Logistics Trust               111,271
    204,797 Suntec Real Estate Investment
               Trust                                276,823
     38,900 UOL Group Ltd.                          216,560
                                              -------------
                                                  3,498,295
                                              -------------
            SPAIN -- 0.2%
    143,692 Inmobiliaria Colonial S.A. (b)           97,029
     11,075 Merlin Properties Socimi S.A. (b)       150,998
                                              -------------
                                                    248,027
                                              -------------


Page 36                    See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SWEDEN -- 1.0%
     14,058 Castellum AB                      $     212,694
      4,035 Dios Fastigheter AB                      32,094
     11,342 Fabege AB                               163,042
      7,904 Fastighets AB Balder, Class B (b)       133,995
      3,380 Hemfosa Fastigheter AB (b)               77,316
      9,504 Hufvudstaden AB, Class A                130,551
     32,121 Klovern AB, Class B (b)                  37,297
     15,601 Kungsleden AB                           120,918
      8,571 Wallenstam AB, Class B                  141,720
      5,666 Wihlborgs Fastigheter AB                109,542
                                              -------------
                                                  1,159,169
                                              -------------
            SWITZERLAND -- 0.9%
        820 Allreal Holding AG                      119,819
        527 Mobimo Holding AG                       124,402
      3,411 PSP Swiss Property AG                   321,690
      4,968 Swiss Prime Site AG                     431,977
                                              -------------
                                                    997,888
                                              -------------
            UNITED KINGDOM -- 5.8%
     86,310 Assura PLC                               79,700
     12,205 Big Yellow Group PLC                    117,229
     86,713 British Land Co. (The) PLC            1,070,841
     62,282 Capital & Counties Properties PLC       370,294
        420 Daejan Holdings PLC                      36,790
      8,537 Derwent London PLC                      433,606
     10,698 Development Securities PLC               36,817
     35,214 Grainger PLC                            107,763
     29,481 Great Portland Estates PLC              354,885
     67,226 Hammerson PLC                           663,155
     58,772 Hansteen Holdings PLC                   106,624
      8,506 Helical Bar PLC                          49,745
     78,685 Intu Properties PLC                     406,188
     67,434 Land Securities Group PLC             1,253,390
     50,067 Londonmetric Property PLC               120,167
      9,091 Primary Health Properties PLC            54,583
     41,941 Quintain Estates & Development
               PLC (b)                               58,793
     17,738 Safestore Holdings PLC                   76,635
     63,575 SEGRO PLC                               393,165
     23,817 Shaftesbury PLC                         293,415
     15,113 St. Modwen Properties PLC                99,628
     53,966 Tritax Big Box REIT PLC                  93,061
     17,243 UNITE Group (The) PLC                   149,760
      9,939 Workspace Group PLC                     125,983
                                              -------------
                                                  6,552,217
                                              -------------
            UNITED STATES -- 53.2%
      5,838 Acadia Realty Trust                     203,629
      1,444 Agree Realty Corp.                       47,609
        175 Alexander's, Inc. 79,901

      6,123 Alexandria Real Estate Equities,
               Inc.                                 600,299
      3,216 American Assets Trust, Inc.             139,188
      8,969 American Campus Communities,
               Inc.                                 384,501
     12,892 American Homes 4 Rent, Class A          213,363


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     79,277 American Realty Capital
               Properties, Inc.               $     780,878
     13,396 Apartment Investment &
               Management Co., Class A              527,267
      8,153 Ashford Hospitality Trust, Inc.          78,432
      4,929 Associated Estates Realty Corp.         121,648
     11,245 AvalonBay Communities, Inc.           1,959,441
      2,183 Aviv REIT, Inc.                          79,679
     17,462 BioMed Realty Trust, Inc.               395,689
     12,998 Boston Properties, Inc.               1,825,959
     15,338 Brandywine Realty Trust                 245,101
     15,031 Brixmor Property Group, Inc.            399,073
      7,406 Camden Property Trust                   578,631
      5,533 Campus Crest Communities, Inc.           39,616
     14,564 CBL & Associates Properties, Inc.       288,367
      7,220 Cedar Realty Trust, Inc.                 54,078
     20,278 Chambers Street Properties              159,791
      3,148 Chatham Lodging Trust                    92,583
      4,704 Chesapeake Lodging Trust                159,136
     10,700 Columbia Property Trust, Inc.           289,114
      7,930 Corporate Office Properties Trust       232,983
     18,187 Cousins Properties, Inc.                192,782
     13,961 CubeSmart                               337,158
      7,549 DCT Industrial Trust, Inc.              261,648
     26,174 DDR Corp.                               487,360
     16,727 DiamondRock Hospitality Co.             236,353
     11,602 Digital Realty Trust, Inc.              765,268
     11,509 Douglas Emmett, Inc.                    343,083
     29,244 Duke Realty Corp.                       636,642
      5,628 DuPont Fabros Technology, Inc.          183,923
      2,711 EastGroup Properties, Inc.              163,040
      4,119 Education Realty Trust, Inc.            145,730
      6,957 Empire State Realty Trust, Inc.,
               Class A                              130,861
      4,899 EPR Properties                          294,087
     11,047 Equity Commonwealth (b)                 293,298
      6,544 Equity LifeStyle Properties, Inc.       359,593
      5,307 Equity One, Inc.                        141,644
     30,549 Equity Residential                    2,378,545
      5,442 Essex Property Trust, Inc.            1,251,116
      4,976 Excel Trust, Inc.                        69,764
      9,330 Extra Space Storage, Inc.               630,428
      5,886 Federal Realty Investment Trust         866,478
     10,671 FelCor Lodging Trust, Inc.              122,610
      9,425 First Industrial Realty Trust, Inc.     201,978
      5,035 First Potomac Realty Trust               59,866
     12,929 Forest City Enterprises, Inc.,
               Class A (b)                          329,948
      7,558 Franklin Street Properties Corp.         96,894
     43,176 General Growth Properties, Inc.       1,275,851
      2,147 Getty Realty Corp.                       39,075
      6,025 Government Properties Income
               Trust                                137,671
     39,263 HCP, Inc.                             1,696,554
     29,641 Health Care REIT, Inc.                2,293,028
      8,354 Healthcare Realty Trust, Inc.           232,074


                   See Notes to Financial Statements                    Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     10,584 Healthcare Trust of America,
               Inc., Class A                  $     294,870
     14,758 Hersha Hospitality Trust                 95,484
      7,965 Highwoods Properties, Inc.              364,638
      4,873 Home Properties, Inc.                   337,650
     12,825 Hospitality Properties Trust            423,097
     64,813 Host Hotels & Resorts, Inc.           1,307,926
      5,612 Hudson Pacific Properties, Inc.         186,262
      7,330 Inland Real Estate Corp.                 78,358
     10,309 Investors Real Estate Trust              77,317
      7,404 Kilroy Realty Corp.                     563,963
     35,235 Kimco Realty Corp.                      946,060
      7,038 Kite Realty Group Trust                 198,260
      9,670 LaSalle Hotel Properties                375,776
     19,825 Lexington Realty Trust                  194,880
     12,660 Liberty Property Trust                  451,962
      2,978 LTC Properties, Inc.                    136,988
     13,539 Macerich (The) Co.                    1,141,744
      7,627 Mack-Cali Realty Corp.                  147,049
      6,451 Mid-America Apartment
               Communities, Inc.                    498,469
      2,963 National Health Investors, Inc.         210,403
     11,180 National Retail Properties, Inc.        458,045
     14,010 New York REIT, Inc.                     146,825
     11,882 Omega Healthcare Investors, Inc.        482,053
     12,351 Paramount Group, Inc.                   238,374
      6,858 Parkway Properties, Inc.                118,986
      6,081 Pebblebrook Hotel Trust                 283,192
      5,608 Pennsylvania Real Estate
               Investment Trust                     130,274
      5,516 Physicians Realty Trust                  97,137
     13,225 Piedmont Office Realty Trust,
               Inc., Class A                        246,117
      4,645 Post Properties, Inc.                   264,440
     43,674 Prologis, Inc.                        1,902,439
      1,730 PS Business Parks, Inc.                 143,659
     12,430 Public Storage                        2,450,450
      6,554 Ramco-Gershenson Properties
               Trust                                121,904
     18,980 Realty Income Corp.                     979,368
      7,993 Regency Centers Corp.                   543,844
      7,970 Retail Opportunity Investments
               Corp.                                145,851
     20,278 Retail Properties of America,
               Inc., Class A                        325,056
      4,638 Rexford Industrial Realty, Inc.          73,327
     11,324 RLJ Lodging Trust                       354,554
      3,116 Rouse Properties, Inc.                   59,079
      4,115 Ryman Hospitality Properties, Inc.      250,645
      5,077 Sabra Health Care REIT, Inc.            168,303
      1,141 Saul Centers, Inc.                       65,265
      5,756 Select Income REIT                      143,842
     20,141 Senior Housing Properties Trust         446,929
      3,043 Silver Bay Realty Trust Corp.            49,175


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     26,640 Simon Property Group, Inc.        $   5,211,850
      8,274 SL Green Realty Corp.                 1,062,216
      3,032 Sovran Self Storage, Inc.               284,826
     32,814 Spirit Realty Capital, Inc.             396,393
      5,524 STAG Industrial, Inc.                   129,924
     23,554 Strategic Hotels & Resorts, Inc.
               (b)                                  292,776
      7,013 Summit Hotel Properties, Inc.            98,673
      4,400 Sun Communities, Inc.                   293,568
     17,610 Sunstone Hotel Investors, Inc.          293,559
      8,216 Tanger Factory Outlet Centers,
               Inc.                                 288,957
      5,459 Taubman Centers, Inc.                   421,053
      3,529 Terreno Realty Corp.                     80,461
     21,876 UDR, Inc.                               744,440
      1,102 Universal Health Realty Income
               Trust                                 61,988
      7,657 Urban Edge Properties                   181,471
      2,278 Urstadt Biddle Properties, Inc.,
               Class A                               52,531
     28,357 Ventas, Inc.                          2,070,628
     14,361 Vornado Realty Trust                  1,608,432
      5,712 Washington Real Estate Investment
               Trust                                157,823
      9,431 Weingarten Realty Investors             339,327
      2,776 Winthrop Realty Trust                    45,304
      7,535 WP Carey, Inc.                          512,380
     15,774 WP GLIMCHER, Inc.                       262,322
                                              -------------
                                                 60,241,497
                                              -------------
            TOTAL COMMON STOCKS -- 99.0%        112,045,296
            (Cost $89,793,148)                -------------

            INVESTMENT COMPANIES -- 0.3%
            GUERNSEY -- 0.3%
     45,224 F&C Commercial Property Trust
               Ltd.                                  91,571
     20,046 F&C UK Real Estate Investment
               Ltd.                                  30,480
     30,982 MedicX Fund Ltd.                         39,065
     46,278 Picton Property Income Ltd.              49,255
     44,446 Schroder Real Estate Investment
               Trust Ltd.                            41,042
     23,725 Standard Life Investment Property
               Income Trust PLC                      31,146
     37,871 UK Commercial Property Trust Ltd.        51,627
                                              -------------
            TOTAL INVESTMENT COMPANIES --
               0.3%                                 334,186
            (Cost $291,072)                   -------------

            MONEY MARKET FUNDS -- 0.6%
    684,027 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.03% (e)                    684,027
            (Cost $684,027)                   -------------


Page 38                    See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2015 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%        $ 113,063,509
            (Cost $90,768,247) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                  136,584
                                              -------------
            NET ASSETS -- 100.0%              $ 113,200,093
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0 or 0.0% of net assets.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e)   Interest rate shown reflects yield as of March 31, 2015.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,019,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,724,375.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks:
   Australia        $   6,392,164   $       -- ** $      --
   Other Country
      Categories*     105,653,132           --           --
                    ---------------------------------------
Total Common
   Stocks             112,045,296           -- **        --
Investment
   Companies*             334,186           --           --
Money Market Funds        684,027           --           --
                    ---------------------------------------
Total Investments   $ 113,063,509   $       -- ** $      --
                    =======================================

 * See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       79.4%
Real Estate Management & Development                19.8
Money Market Funds                                   0.6
Health Care Providers & Services                     0.1
Capital Markets                                      0.0+
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======

+ Amount is less than 0.1%.


                   See Notes to Financial Statements                    Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 22.0%
  1,489,434 Adelaide Brighton Ltd.            $   5,138,952
  1,642,353 ALS Ltd.                              6,204,450
    254,648 Australia and New Zealand
               Banking Group Ltd.                 7,106,420
    739,595 Bendigo and Adelaide Bank Ltd.        7,069,567
     89,284 Commonwealth Bank of Australia        6,351,490
    513,392 JB Hi-Fi Ltd.                         7,300,432
 13,158,765 Metcash Ltd.                         15,534,667
  1,473,052 Mineral Resources Ltd.                7,573,157
    246,416 National Australia Bank Ltd.          7,235,165
    354,821 Orica Ltd.                            5,407,687
    650,742 Suncorp Group Ltd.                    6,691,103
  1,112,003 Sydney Airport                        4,387,234
  1,327,992 Telstra Corp. Ltd.                    6,382,340
    181,718 Wesfarmers Ltd.                       6,084,302
    227,698 Westpac Banking Corp.                 6,829,518
    362,213 Woodside Petroleum Ltd.               9,523,354
                                              -------------
                                                114,819,838
                                              -------------
            AUSTRIA -- 0.9%
    176,721 OMV AG                                4,856,873
                                              -------------
            BELGIUM -- 0.8%
    121,998 Belgacom S.A.                         4,273,118
                                              -------------
            BERMUDA -- 3.9%
    422,609 Catlin Group Ltd.                     4,447,823
  1,118,721 Lancashire Holdings Ltd.             10,371,896
    379,952 VTech Holdings Ltd.                   5,420,429
                                              -------------
                                                 20,240,148
                                              -------------
            CANADA -- 9.5%
    102,522 BCE, Inc.                             4,340,318
    272,492 Cenovus Energy, Inc.                  4,593,348
    384,430 Crescent Point Energy Corp.           8,571,555
    111,745 Emera, Inc.                           3,634,988
    197,673 Genworth MI Canada, Inc.              4,370,016
    142,777 IGM Financial, Inc.                   5,073,935
    340,582 Manitoba Telecom Services, Inc.       6,456,416
    300,235 Russel Metals, Inc.                   5,698,669
    103,518 TELUS Corp.                           3,438,476
     79,353 TransCanada Corp.                     3,393,280
                                              -------------
                                                 49,571,001
                                              -------------
            CAYMAN ISLANDS -- 1.1%
    470,568 Phoenix Group Holdings                5,678,535
                                              -------------
            DENMARK -- 0.6%
     28,043 Tryg A/S                              3,311,331
                                              -------------
            FINLAND -- 3.2%
    230,513 Fortum Oyj                            4,848,105
     98,639 Konecranes Oyj                        3,118,198
    118,415 Metso Oyj                             3,459,426
    188,351 Nokian Renkaat Oyj                    5,640,282
                                              -------------
                                                 17,066,011
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FRANCE -- 7.8%
    108,503 Bouygues S.A.                     $   4,263,026
    307,502 CNP Assurances                        5,392,742
    243,734 GDF Suez                              4,823,471
    173,895 Lagardere S.C.A.                      5,224,217
    143,756 Neopost S.A.                          7,906,410
    210,569 Orange S.A.                           3,388,277
     99,925 TOTAL S.A.                            4,971,968
    187,134 Vivendi S.A.                          4,653,097
                                              -------------
                                                 40,623,208
                                              -------------
            GERMANY -- 1.3%
     65,341 ProSiebenSat.1 Media AG               3,211,125
    149,899 RWE AG                                3,832,819
                                              -------------
                                                  7,043,944
                                              -------------
            HONG KONG -- 3.1%
  6,231,405 PCCW Ltd.                             3,801,867
  5,656,810 SJM Holdings Ltd.                     7,398,767
    782,273 Television Broadcasts Ltd.            4,828,254
                                              -------------
                                                 16,028,888
                                              -------------
            ITALY -- 1.9%
    128,245 Atlantia S.p.A.                       3,371,530
    367,040 Eni S.p.A.                            6,365,836
                                              -------------
                                                  9,737,366
                                              -------------
            NEW ZEALAND -- 2.8%
    624,638 Fletcher Building Ltd.                3,931,977
  1,250,224 SKY Network Television Ltd.           5,523,900
  2,278,410 Spark New Zealand Ltd.                5,075,965
                                              -------------
                                                 14,531,842
                                              -------------
            NORWAY -- 1.0%
    283,174 Statoil ASA                           5,019,706
                                              -------------
            PORTUGAL -- 1.0%
  1,394,133 EDP-Energias de Portugal S.A.         5,224,139
                                              -------------
            SINGAPORE -- 1.7%
    689,500 Keppel Corp. Ltd.                     4,521,806
  1,427,700 StarHub Ltd.                          4,525,445
                                              -------------
                                                  9,047,251
                                              -------------
            SPAIN -- 3.3%
     95,707 ACS Actividades de Construccion
               y Servicios S.A.                   3,395,982
    177,631 Gas Natural SDG S.A.                  3,994,702
  1,282,610 Mapfre S.A.                           4,687,632
    368,933 Telefonica S.A.                       5,260,157
                                              -------------
                                                 17,338,473
                                              -------------
            SWEDEN -- 1.8%
    120,390 NCC AB, Class B                       3,992,428
    876,702 TeliaSonera AB                        5,578,545
                                              -------------
                                                  9,570,973
                                              -------------
            SWITZERLAND -- 3.5%
     87,347 Swiss Re AG                           8,457,864
      6,933 Swisscom AG                           4,027,247
     17,055 Zurich Insurance Group AG             5,779,185
                                              -------------
                                                 18,264,296
                                              -------------


Page 40                    See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED KINGDOM -- 13.2%
    394,119 Amec Foster Wheeler PLC           $   5,293,857
    717,945 Amlin PLC                             5,383,549
     58,828 AstraZeneca PLC                       4,037,318
    452,406 BAE Systems PLC                       3,513,188
  1,534,010 Balfour Beatty PLC                    5,463,572
  4,813,646 Cable & Wireless Communications
               PLC                                4,352,154
    882,686 Carillion PLC                         4,280,332
    512,295 Halfords Group PLC                    3,501,781
  4,273,367 Ladbrokes PLC                         6,611,665
    607,655 Noble Corp. PLC                       8,677,313
     85,711 Provident Financial PLC               3,423,965
    210,065 Royal Dutch Shell PLC, Class A        6,287,133
    135,464 Severn Trent PLC                      4,137,487
    274,484 United Utilities Group PLC            3,798,875
                                              -------------
                                                 68,762,189
                                              -------------
            UNITED STATES -- 15.4%
     67,209 Altria Group, Inc.                    3,361,794
     63,849 American Electric Power Co., Inc.     3,591,506
    158,392 AT&T, Inc.                            5,171,499
    221,056 CenterPoint Energy, Inc.              4,511,753
    153,550 CenturyLink, Inc.                     5,305,152
     65,491 Consolidated Edison, Inc.             3,994,951
     40,893 DTE Energy Co.                        3,299,656
    114,426 FirstEnergy Corp.                     4,011,775
    274,266 Guess?, Inc.                          5,098,605
     48,980 Integrys Energy Group, Inc.           3,527,540
     55,159 Lorillard, Inc.                       3,604,641
    222,792 Mattel, Inc.                          5,090,797
  1,148,305 PDL BioPharma, Inc.                   8,078,326
    140,766 Pepco Holdings, Inc.                  3,776,752
    267,275 R.R. Donnelley & Sons Co.             5,129,007
     69,610 SCANA Corp.                           3,827,854
     99,632 Southern (The) Co.                    4,411,705
    233,745 TECO Energy, Inc.                     4,534,653
                                              -------------
                                                 80,327,966
                                              -------------
            TOTAL INVESTMENTS -- 99.8%          521,337,096
            (Cost $525,825,213) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                1,077,248
                                              -------------
            NET ASSETS -- 100.0%              $ 522,414,344
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,431,074 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,919,191.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $ 521,337,096   $       --    $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


                   See Notes to Financial Statements                    Page 41

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2015 (UNAUDITED)

                                                   % OF
INDUSTRY                                        NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services              12.8%
Insurance                                           11.5
Oil, Gas & Consumable Fuels                         10.3
Banks                                                6.6
Multi-Utilities                                      6.2
Electric Utilities                                   5.6
Media                                                4.5
Food & Staples Retailing                             4.1
Construction & Engineering                           4.1
Specialty Retail                                     3.0
Hotels, Restaurants & Leisure                        2.7
Energy Equipment & Services                          2.7
Commercial Services & Supplies                       2.4
Construction Materials                               1.7
Biotechnology                                        1.5
Water Utilities                                      1.5
Technology Hardware, Storage & Peripherals           1.5
Transportation Infrastructure                        1.5
Tobacco                                              1.3
Machinery                                            1.3
Professional Services                                1.2
Trading Companies & Distributors                     1.1
Auto Components                                      1.1
Communications Equipment                             1.0
Chemicals                                            1.0
Leisure Products                                     1.0
Capital Markets                                      1.0
Wireless Telecommunication Services                  0.9
Industrial Conglomerates                             0.9
Thrifts & Mortgage Finance                           0.8
Pharmaceuticals                                      0.8
Gas Utilities                                        0.8
Aerospace & Defense                                  0.7
Consumer Finance                                     0.7
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                   -------
TOTAL                                              100.0%
                                                   =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
Australian Dollar                                   22.0%
Euro                                                21.6
United States Dollar                                17.1
British Pound Sterling                              14.3
Canadian Dollar                                      9.5
Hong Kong Dollar                                     4.1
Swiss Franc                                          3.5
New Zealand Dollar                                   2.8
Swedish Krona                                        1.8
Singapore Dollar                                     1.7
Norwegian Krone                                      1.0
Danish Krone                                         0.6
                                                   -------
TOTAL                                              100.0%
                                                   =======


Page 42                    See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 2.2%
  3,966,759 Infigen Energy (b)                $     845,958
                                              -------------
            BERMUDA -- 5.0%
 27,875,818 Concord New Energy Group
               Ltd. (b)                           1,941,651
                                              -------------
            BRAZIL -- 0.6%
    135,293 Centrais Eletricas Brasileiras
               S.A., ADR                            244,880
                                              -------------
            CAYMAN ISLANDS -- 0.3%
    188,967 China High Speed Transmission
               Equipment Group Co., Ltd. (b)        130,647
                                              -------------
            CHINA -- 7.9%
  2,603,339 China Longyuan Power Group
               Corp., Ltd. Class H                2,830,793
    566,265 China Suntien Green Energy Corp.,
               Ltd. Class H                         137,318
    193,594 Harbin Electric Co., Ltd., Class H      120,362
                                              -------------
                                                  3,088,473
                                              -------------
            DENMARK -- 12.0%
  1,404,988 Greentech Energy Systems A/S (b)      1,647,896
     73,307 Vestas Wind Systems A/S               3,037,293
                                              -------------
                                                  4,685,189
                                              -------------
            FRANCE -- 4.2%
     12,001 Alstom S.A. (b)                         370,733
  1,683,159 Theolia S.A. (b)                      1,248,768
                                              -------------
                                                  1,619,501
                                              -------------
            GERMANY -- 14.5%
     38,769 E. ON SE                                578,813
    122,626 Nordex SE (b)                         2,497,297
    603,892 PNE Wind AG                           1,480,478
     16,190 RWE AG                                  413,968
      6,022 Siemens AG, ADR                         651,580
                                              -------------
                                                  5,622,136
                                              -------------
            GREECE -- 0.3%
     44,869 Terna Energy S.A.                       105,657
                                              -------------
            ITALY -- 0.9%
    191,045 Enel Green Power S.p.A.                 357,226
                                              -------------
            JAPAN -- 5.2%
    303,553 Japan Wind Development Co.,
               Ltd. (b)                           1,460,375
     41,700 Mitsui & Co., Ltd.                      560,474
                                              -------------
                                                  2,020,849
                                              -------------
            PORTUGAL -- 1.3%
    136,287 EDP-Energias de Portugal S.A.           510,699
                                              -------------
            SOUTH KOREA -- 0.4%
     41,589 Dongkuk Structure &
               Construction Co., Ltd.               138,324
                                              -------------
            SPAIN -- 21.9%
      3,956 Acciona S.A. (b)                        305,328
    330,280 EDP Renovaveis S.A.                   2,272,846



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN (CONTINUED)
     28,602 Endesa S.A.                       $     553,575
    224,565 Gamesa Corp. Tecnologica
               S.A. (b)                           2,840,807
    397,260 Iberdrola S.A.                        2,563,767
                                              -------------
                                                  8,536,323
                                              -------------
            SWEDEN -- 6.8%
    385,726 Arise AB (b)                            828,589
    305,903 Eolus Vind AB, Class B                1,147,294
     26,494 SKF AB, Class B                         685,411
                                              -------------
                                                  2,661,294
                                              -------------
            SWITZERLAND -- 0.8%
      8,878 BKW AG                                  309,698
                                              -------------
            UNITED KINGDOM -- 3.6%
     18,811 BP PLC, ADR                             735,698
     10,939 Royal Dutch Shell PLC,
               Class A, ADR                         652,511
                                              -------------
                                                  1,388,209
                                              -------------
            UNITED STATES -- 11.9%
     30,778 AES (The) Corp.                         395,497
      8,931 Allegheny Technologies, Inc.            268,019
      6,451 Alliant Energy Corp.                    406,413
    164,597 Capstone Turbine Corp. (b)              106,988
      8,244 Duke Energy Corp.                       632,974
     18,082 Federal-Mogul Holdings Corp. (b)        240,672
     27,388 General Electric Co.                    679,496
      5,410 NextEra Energy, Inc.                    562,911
     15,342 NRG Energy, Inc.                        386,465
      4,006 Otter Tail Corp.                        128,873
     15,155 Trinity Industries, Inc.                538,154
      5,676 Woodward, Inc.                          289,533
                                              -------------
                                                  4,635,995
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%         38,842,709
            (Cost $44,126,862)

            MONEY MARKET FUNDS -- 0.1%
     34,513 Morgan Stanley Institutional
              Liquidity Fund - Treasury
              Portfolio - Institutional
              Class - 0.03%  (c)                     34,513
            (Cost $34,513)                    -------------

            TOTAL INVESTMENTS -- 99.9%           38,877,222
            (Cost $44,161,375) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   20,073
                                              -------------
            NET ASSETS -- 100.0%              $  38,897,295
                                              =============


                   See Notes to Financial Statements                    Page 43

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

MARCH 31, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of March 31, 2015.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,816,806 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,100,959.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $  38,842,709   $        --   $      --
Money Market
   Funds                   34,513            --          --
                    ---------------------------------------
Total Investments   $  38,877,222   $        --   $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Independent Power and Renewable Electricity
   Producers                                        28.1%
Electrical Equipment                                27.2
Electric Utilities                                  18.7
Construction & Engineering                           8.3
Oil, Gas & Consumable Fuels                          3.9
Machinery                                            3.9
Multi-Utilities                                      3.6
Industrial Conglomerates                             3.4
Trading Companies & Distributors                     1.4
Metals & Mining                                      0.7
Auto Components                                      0.6
Money Market Funds                                   0.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.9
NET OTHER ASSETS AND LIABILITIES                     0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
Euro                                                41.4%
United States Dollar                                17.9
Hong Kong Dollar                                    13.3
Danish Krone                                        12.0
Swedish Krona                                        6.8
Japanese Yen                                         5.2
Australian Dollar                                    2.2
Swiss Franc                                          0.8
South Korean Won                                     0.4
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 44                    See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.3%
            AUSTRALIA -- 1.2%
     10,299 CIMIC Group Ltd.                  $     165,905
                                              -------------
            CANADA -- 3.6%
      9,166 SNC-Lavalin Group, Inc.                 284,631
      9,089 Stantec, Inc.                           217,510
                                              -------------
                                                    502,141
                                              -------------
            CAYMAN ISLANDS -- 1.5%
    150,859 China State Construction
               International Holdings Ltd.          210,158
                                              -------------
            CHINA -- 6.8%
    347,065 China Communications
               Construction Co., Ltd.,
               Class H                              488,859
    448,795 China Railway Group Ltd.,
               Class H                              459,640
                                              -------------
                                                    948,499
                                              -------------
            FINLAND -- 0.2%
      4,662 YIT Oyj                                  25,640
                                              -------------
            FRANCE -- 9.0%
     11,556 Bouygues S.A.                           454,029
      5,765 Eiffage S.A.                            343,289
      8,163 Vinci S.A.                              467,212
                                              -------------
                                                  1,264,530
                                              -------------
            GERMANY -- 1.5%
      2,780 HOCHTIEF AG                             210,977
                                              -------------
            ITALY -- 0.7%
     24,634 Salini Impregilo S.p.A. (b)             106,268
                                              -------------
            JAPAN -- 25.0%
     30,000 Chiyoda Corp.                           257,139
     17,200 COMSYS Holdings Corp.                   212,965
     17,000 JGC Corp.                               338,554
     78,000 Kajima Corp.                            362,897
      3,000 Kandenko Co., Ltd.                       17,434
     13,000 Kinden Corp.                            162,805
     91,000 Kumagai Gumi Co., Ltd. (b)              284,529
      5,900 KYOWA EXEO Corp.                         63,410
     20,000 Maeda Corp.                             145,412
      3,000 Maeda Road Construction Co., Ltd.        48,751
     46,000 Nishimatsu Construction Co., Ltd.       163,389
     50,000 Obayashi Corp.                          325,176
      5,000 Okumura Corp.                            23,429
     39,800 Penta-Ocean Construction Co., Ltd.      145,681
     50,000 Shimizu Corp.                           338,934
      2,100 SHO-BOND Holdings Co., Ltd.              92,450
     73,000 Taisei Corp.                            413,282
     26,000 Toda Corp.                              109,910
        500 Toshiba Plant Systems & Services
               Corp.                                  6,908
                                              -------------
                                                  3,513,055
                                              -------------
            NETHERLANDS -- 8.1%
      5,644 Arcadis N.V.                            181,575
      5,433 Boskalis Westminster N.V.               267,555
      9,734 Chicago Bridge & Iron Co. N.V. (c)      479,497



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            NETHERLANDS (CONTINUED)
     31,197 Koninklijke BAM Groep N.V.        $     139,209
     12,473 Royal Imtech N.V. (b) (c)                71,779
                                              -------------
                                                  1,139,615
                                              -------------
            PANAMA -- 2.0%
     71,482 McDermott International,
               Inc. (b) (c)                         274,491
                                              -------------
            SPAIN -- 7.7%
     11,610 ACS Actividades de Construccion
               y Servicios S.A.                     411,959
      9,090 Obrascon Huarte Lain S.A. (c)           193,867
     64,825 Sacyr S.A. (b)                          272,468
      4,935 Tecnicas Reunidas S.A.                  207,478
                                              -------------
                                                  1,085,772
                                              -------------
            SWEDEN -- 5.8%
      8,515 NCC AB, Class B                         282,379
     22,366 Peab AB                                 176,338
     15,625 Skanska AB, Class B                     350,885
                                              -------------
                                                    809,602
                                              -------------
            UNITED KINGDOM -- 6.6%
     27,898 Amec Foster Wheeler PLC                 374,729
     78,631 Balfour Beatty PLC                      280,054
      6,223 Galliford Try PLC                       131,544
      2,812 Keller Group PLC                         39,565
      5,406 WS Atkins PLC                           102,406
                                              -------------
                                                    928,298
                                              -------------
            UNITED STATES -- 19.6%
     12,461 AECOM (b)                               384,048
      4,425 Dycom Industries, Inc. (b)              216,117
      6,400 EMCOR Group, Inc.                       297,408
      7,471 Fluor Corp.                             427,042
      4,100 Granite Construction, Inc.              144,074
     10,005 Jacobs Engineering Group, Inc. (b)      451,826
     19,206 KBR, Inc.                               278,103
      2,190 Matrix Service Co. (b)                   38,457
     15,138 Quanta Services, Inc. (b)               431,887
      3,466 Tutor Perini Corp. (b)                   80,931
                                              -------------
                                                  2,749,893
                                              -------------
            TOTAL COMMON STOCKS -- 99.3%         13,934,844
            (Cost $14,511,315)                -------------

            MONEY MARKET FUNDS -- 1.3%
    183,512 Goldman Sachs Financial Square
              Treasury Obligations Fund -
              Institutional Class -
              0.01% (d) (e)                         183,512
            (Cost $183,512)                   -------------


                   See Notes to Financial Statements                    Page 45

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

MARCH 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE    DESCRIPTION                               VALUE
-----------------------------------------------------------
            REPURCHASE AGREEMENTS -- 4.2%
$   393,315 JPMorgan Chase & Co., 0.09%
               (d), dated 03/31/15, due
               04/01/15, with a maturity
               value of $393,316.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 0.375% to 4.250%,
               due 03/31/16 to 06/30/19. The
               value of the collateral
               including accrued interest
               is $404,607. (e)               $     393,315
    190,438 RBC Capital Markets LLC, 0.10%
               (d), dated 03/31/15, due
               04/01/15, with a maturity
               value of $190,438.
               Collateralized by U.S.
               Treasury Notes, interest rates
               of 0.375% to 1.375%, due
               04/30/16 to 02/28/19. The
               value of the collateral
               including accrued interest
               is $194,777. (e)                     190,438
                                              -------------
            TOTAL REPURCHASE AGREEMENTS
               -- 4.2%                              583,753
            (Cost $583,753)                   -------------

            TOTAL INVESTMENTS -- 104.8%          14,702,109
            (Cost $15,278,580) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (4.8)%               (672,462)
                                              -------------
            NET ASSETS -- 100.0%              $  14,029,647
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $743,047 and the total value of the collateral held by the Fund is $767,265.

(d)   Interest rate shown reflects yield as of March 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,153,020 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,729,491.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $  13,934,844   $        --   $      --
Money Market Funds        183,512            --          --
Repurchase
   Agreements                  --       583,753          --
                    ---------------------------------------
Total Investments   $  14,118,356   $   583,753   $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 46                  See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

MARCH 31, 2015 (UNAUDITED)

-----------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-----------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $     743,047
Non-cash Collateral(2)                             (743,047)
                                              -------------
Net Amount                                    $          --
                                              =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the  Statements
   of Assets and Liabilities(3)               $     583,753
Non-cash Collateral(4)                             (583,753)
                                              -------------
Net Amount                                    $          --
                                              =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                          90.6%
Energy Equipment & Services                          6.4
Repurchase Agreements                                4.2
Professional Services                                2.3
Money Market Funds                                   1.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                  104.8
NET OTHER ASSETS AND LIABILITIES                    (4.8)
                                                   -------
TOTAL                                              100.0%
                                                   =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
United States Dollar                                29.1%
Japanese Yen                                        23.9
Euro                                                22.8
Hong Kong Dollar                                     7.9
British Pound Sterling                               6.3
Swedish Krona                                        5.5
Canadian Dollar                                      3.4
Australian Dollar                                    1.1
                                                   -------
TOTAL                                              100.0%
                                                   =======


                   See Notes to Financial Statements                    Page 47

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            CAYMAN ISLANDS -- 3.9%
    404,750 Wasion Group Holdings Ltd.        $     489,711
                                              -------------
            FRANCE -- 8.5%
      2,718 Alstom S.A. (b)                          83,964
        330 Saft Groupe S.A.                         12,150
     12,422 Schneider Electric SE                   966,357
                                              -------------
                                                  1,062,471
                                              -------------
            GERMANY -- 2.8%
      2,239 Siemens AG                              242,433
      8,850 SMA Solar Technology AG (b) (c)         113,810
                                              -------------
                                                    356,243
                                              -------------
            IRELAND -- 1.9%
      3,531 Eaton Corp. PLC                         239,896
                                              -------------
            ITALY -- 4.1%
     25,004 Prysmian S.p.A.                         515,932
                                              -------------
            JAPAN -- 6.4%
     33,000 NEC Corp.                                97,127
      3,000 NGK Insulators Ltd.                      64,160
     24,000 Osaki Electric Co., Ltd. (c)            158,286
     20,000 Panasonic Corp.                         262,976
     52,000 Toshiba Corp.                           218,605
                                              -------------
                                                    801,154
                                              -------------
            SPAIN -- 7.6%
     11,743 Red Electrica Corp. S.A.                956,339
                                              -------------
            SWITZERLAND -- 7.9%
     46,492 ABB Ltd.                                986,962
                                              -------------
            UNITED KINGDOM -- 2.3%
     12,478 Melrose Industries PLC                   51,365
     18,299 National Grid PLC                       234,719
                                              -------------
                                                    286,084
                                              -------------
            UNITED STATES -- 54.6%
     18,837 Advanced Energy Industries,
               Inc. (b)                             483,357
        322 AZZ, Inc.                                15,002
      8,587 Badger Meter, Inc.                      514,705
        305 Digi International, Inc. (b)              3,044
     22,573 EnerNOC, Inc. (b)                       257,332
        554 EnerSys                                  35,589
     23,735 Enphase Energy, Inc. (b) (c)            313,065
     13,011 ESCO Technologies, Inc.                 507,169
     33,341 General Cable Corp.                     574,466
      9,647 General Electric Co.                    239,342
      2,439 Honeywell International, Inc.           254,412
        644 Hubbell, Inc., Class B                   70,595
     25,895 ITC Holdings Corp.                      969,250
     13,746 Itron, Inc. (b)                         501,867
      4,935 Johnson Controls, Inc.                  248,921
        801 MasTec, Inc. (b)                         15,459
     17,665 MYR Group, Inc. (b)                     553,621
     17,496 PowerSecure International, Inc.
               (b)                                  230,247
     34,847 Quanta Services, Inc. (b)               994,185


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
        277 Valmont Industries, Inc. (c)      $      34,038
        492 WESCO International, Inc. (b)            34,386
                                              -------------
                                                  6,850,052
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%        12,544,844
            (Cost $11,888,380)                -------------

            MONEY MARKET FUNDS -- 0.8%
     97,299 Goldman Sachs Financial Square
              Treasury Obligations Fund -
              Institutional Class -
              0.01% (d) (e)                          97,299
            (Cost $97,299)                    -------------


 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 2.4%
$   208,537 JPMorgan Chase & Co., 0.09% (d),
              dated 03/31/15, due 04/01/15,
              with a maturity value of
              $208,538. Collateralized by U.S.
              Treasury Notes, interest rates
              of 0.375% to 4.250%, due
              03/31/16 to 06/30/19. The value
              of the collateral including
              accrued interest is
              $214,525. (e)                         208,537
    100,971 RBC Capital Markets LLC, 0.10%
              (d), dated 03/31/15, due
               04/01/15, with a maturity value
              of $100,971. Collateralized
              by U.S. Treasury Notes, interest
              rates of 0.375% to 1.375%, due
              04/30/16 to 02/28/19. The value
              of the collateral including
              accrued interest is
              $103,272. (e)                         100,971
                                              -------------
            TOTAL REPURCHASE AGREEMENTS
               -- 2.4%                              309,508
            (Cost $309,508)                   -------------

            TOTAL INVESTMENTS -- 103.2%          12,951,651
            (Cost $12,295,187) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (3.2)%               (404,013)
                                              -------------
            NET ASSETS -- 100.0%              $  12,547,638
                                              =============


Page 48                    See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $394,257 and the total value of the collateral held by the Fund is $406,807.

(d)   Interest rate shown reflects yield as of March 31, 2015.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,403,791 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $747,327.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $  12,544,844   $        --   $      --
Money Market Funds         97,299            --          --
Repurchase
   Agreements                  --       309,508          --
                    ---------------------------------------
Total Investments   $  12,642,143   $   309,508   $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

-----------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-----------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $     394,257
Non-cash Collateral(2)                             (394,257)
                                              -------------
Net Amount                                    $          --
                                              =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $     309,508
Non-cash Collateral(4)                             (309,508)
                                              -------------
Net Amount                                    $          --
                                              =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                   See Notes to Financial Statements                    Page 49

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2015 (UNAUDITED)


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                                32.2%
Electric Utilities                                  15.3
Electronic Equipment, Instruments & Components      13.3
Construction & Engineering                          12.5
Industrial Conglomerates                             5.6
Machinery                                            5.2
Semiconductors & Semiconductor Equipment             4.8
Repurchase Agreements                                2.4
Household Durables                                   2.1
Software                                             2.0
Aerospace & Defense                                  2.0
Auto Components                                      2.0
Multi-Utilities                                      1.9
Money Market Funds                                   0.8
Technology Hardware, Storage & Peripherals           0.8
Trading Companies & Distributors                     0.3
Communications Equipment                             0.0**
-----------------------------------------------------------
TOTAL INVESTMENTS                                  103.2
NET OTHER ASSETS AND LIABILITIES                    (3.2)
                                                   -------
TOTAL                                              100.0%
                                                   =======
** Amount is less than 0.1%.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
United States Dollar                                57.9%
Euro                                                22.3
Swiss Franc                                          7.6
Japanese Yen                                         6.2
Hong Kong Dollar                                     3.8
British Pound Sterling                               2.2
                                                   -------
TOTAL                                              100.0%
                                                   =======


Page 50                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.5%
            AUSTRALIA -- 4.2%
    330,066 Aditya Birla Minerals Ltd. (b)    $      46,508
    239,855 OZ Minerals Ltd.                        719,781
                                              -------------
                                                    766,289
                                              -------------
            CANADA -- 37.2%
    778,967 Capstone Mining Corp. (b)               744,187
    515,155 Copper Mountain Mining Corp. (b)        471,817
    117,389 First Quantum Minerals Ltd.           1,422,700
     94,170 HudBay Minerals, Inc.                   770,283
     77,897 Imperial Metals Corp. (b)               757,721
    534,446 Katanga Mining Ltd. (b)                 107,602
    206,501 Lundin Mining Corp. (b)                 833,145
  1,076,107 Northern Dynasty Minerals
               Ltd. (b)                             415,485
    629,474 Taseko Mines Ltd. (b)                   402,800
    261,117 Turquoise Hill Resources Ltd. (b)       814,348
                                              -------------
                                                  6,740,088
                                              -------------
            CHINA -- 5.0%
    482,538 Jiangxi Copper Co., Ltd., Class H       897,525
                                              -------------
            PERU -- 0.9%
      8,288 Sociedad Minera Cerro Verde
               S.A.A. (b)                           170,153
                                              -------------
            POLAND -- 6.0%
     34,008 KGHM Polska Miedz S.A.                1,076,912
                                              -------------
            RUSSIA -- 4.8%
     48,339 MMC Norilsk Nickel OJSC, ADR            858,742
                                              -------------
            TURKEY -- 3.2%
    433,686 Park Elektrik Uretim Madencilik
               Sanayi ve Ticaret A.S.               574,054
                                              -------------
            UNITED KINGDOM -- 24.8%
    123,328 Antofagasta PLC                       1,340,064
    277,203 KAZ Minerals PLC (b)                    884,082
     30,329 Rio Tinto PLC, ADR                    1,255,621
    136,801 Vedanta Resources PLC                 1,014,649
                                              -------------
                                                  4,494,416
                                              -------------
            UNITED STATES -- 14.4%
     70,055 Freeport-McMoRan, Inc.                1,327,542
     43,851 Southern Copper Corp.                 1,279,572
                                              -------------
                                                  2,607,114
                                              -------------
            TOTAL INVESTMENTS -- 100.5%          18,185,293
            (Cost $29,330,499) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.5)%                (81,966)
                                              -------------
            NET ASSETS -- 100.0%              $  18,103,327
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,145,206.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*     $   18,185,293   $        --   $      --
                   ========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                    100.5%
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.5
NET OTHER ASSETS AND LIABILITIES                    (0.5)
                                                  -------
TOTAL                                              100.0%
                                                  =======


                   See Notes to Financial Statements                    Page 51

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            BERMUDA -- 4.4%
  3,228,820 Aquarius Platinum Ltd. (b)        $     426,754
                                              -------------
            CANADA -- 14.8%
    293,713 Eastern Platinum Ltd. (b)               357,126
  2,192,916 North American Palladium Ltd. (b)       461,828
    842,301 Platinum Group Metals Ltd. (b)          458,875
    107,313 PolyMet Mining Corp. (b)                137,361
                                              -------------
                                                  1,415,190
                                              -------------
            CHINA -- 4.6%
  2,437,451 Xinjiang Xinxin Mining Industry
               Co., Ltd., Class H (b)               443,307
                                              -------------
            GUERNSEY -- 1.0%
     16,014 Zimplats Holdings Ltd. (b)               98,796
                                              -------------
            HONG KONG -- 4.9%
  1,418,234 MMG Ltd.                                466,485
                                              -------------
            JAPAN -- 3.3%
     13,800 Furuya Metal Co., Ltd.                  311,819
                                              -------------
            RUSSIA -- 9.4%
     50,789 MMC Norilsk Nickel OJSC, ADR            902,267
                                              -------------
            SOUTH AFRICA -- 30.1%
     54,295 African Rainbow Minerals Ltd.           442,632
     16,920 Anglo American Platinum Ltd. (b)        415,042
    171,829 Impala Platinum Holdings Ltd. (b)       833,432
    113,258 Northam Platinum Ltd. (b)               430,565
    105,205 Royal Bafokeng Platinum Ltd. (b)        449,912
  5,052,227 Wesizwe Platinum Ltd. (b)               312,406
                                              -------------
                                                  2,883,989
                                              -------------
            UNITED KINGDOM -- 18.6%
     17,744 Johnson Matthey PLC                     891,241
    513,059 Lonmin PLC (b)                          894,255
                                              -------------
                                                  1,785,496
                                              -------------
            UNITED STATES -- 8.6%
     64,108 Stillwater Mining Co. (b)               828,275
                                              -------------
            TOTAL INVESTMENTS -- 99.7%            9,562,378
            (Cost $12,626,642) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                   30,192
                                              -------------
            NET ASSETS -- 100.0%              $   9,592,570
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $623,841 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,688,105.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $   9,562,378   $        --   $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred a common stock valued at $75,352 from Level 2 to Level 1 of the fair value hierarchy as a result of the common stock now being priced on the primary exchange.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                     87.1%
Chemicals                                            9.3
Semiconductors & Semiconductor Equipment             3.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                   -------
TOTAL                                              100.0%
                                                   =======


Page 52                    See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            BRAZIL -- 25.7%
     22,220 Ambev S.A., ADR                   $     127,987
     14,322 Banco Bradesco S.A., ADR                132,908
     18,884 Banco do Brasil S.A.                    136,147
     13,615 BB Seguridade Participacoes S.A.        139,539
     41,819 BM&F BOVESPA S.A.                       145,837
      6,471 BRF S.A.                                128,060
     28,723 CCR S.A.                                148,585
      4,248 Cia Brasileira de Distribuicao
               (Preference Shares)                  127,045
     23,801 Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR             129,002
     33,723 Cia Energetica de Minas Gerais,
               ADR                                  137,927
      9,174 Cielo S.A.                              131,334
      4,030 Embraer S.A., ADR                       123,923
      9,699 Fibria Celulose S.A. (b)                137,817
     37,167 Gerdau S.A., ADR                        118,934
     11,912 Itau Unibanco Holding S.A., ADR         131,747
     42,569 Itausa-Investimentos Itau S.A.
               (Preference Shares)                  133,514
     31,283 JBS S.A.                                139,088
     39,916 Kroton Educacional S.A.                 129,195
      4,898 Lojas Renner S.A.                       138,136
     24,704 Petroleo Brasileiro S.A., ADR           148,471
     28,260 Suzano Papel e Celulose S.A.
               (Preference Shares), Class A         131,049
      7,929 Telefonica Brasil S.A., ADR             121,234
      6,774 Tim Participacoes S.A., ADR             112,313
      6,945 Ultrapar Participacoes S.A.             141,292
     21,265 Vale S.A., ADR                          120,147
                                              -------------
                                                  3,311,231
                                              -------------
            CAYMAN ISLANDS -- 5.1%
      1,512 Alibaba Group Holding Ltd.,
               ADR (b)                              125,859
        605 Baidu, Inc., ADR (b)                    126,082
      4,408 JD.com, Inc., ADR (b)                   129,507
      7,220 Tencent Holdings Ltd.                   137,086
      4,827 Vipshop Holdings Ltd., ADR (b)          142,107
                                              -------------
                                                    660,641
                                              -------------
            CHINA -- 19.4%
    254,114 Agricultural Bank of China Ltd.,
               Class H                              125,866
    221,307 Bank of China Ltd., Class H             127,886
    147,231 Bank of Communications Co.,
               Ltd., Class H                        126,290
    163,925 China CITIC Bank Corp., Ltd.,
               Class H                              123,483
    106,000 China Communications
               Construction Co., Ltd., Class H      149,306
    151,534 China Construction Bank Corp.,
               Class H                              125,877
     30,679 China Life Insurance Co., Ltd.,
                Class H                             134,348


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA (CONTINUED)
     52,468 China Merchants Bank Co., Ltd.,
               Class H                        $     128,181
    104,735 China Minsheng Banking Corp.,
               Ltd., Class H                        127,936
     25,576 China Pacific Insurance (Group)
               Co., Ltd., Class H                   121,733
    155,795 China Petroleum & Chemical
               Corp., Class H                       123,991
     49,535 China Shenhua Energy Co., Ltd.,
               Class H                              126,511
    206,473 China Telecom Corp., Ltd.,
               Class H                              132,364
     37,500 CITIC Securities Co., Ltd.,
               Class H                              139,065
     20,466 Great Wall Motor Co., Ltd.,
               Class H                              144,665
     57,200 Haitong Securities Co., Ltd.,
               Class H                              139,299
    173,523 Industrial & Commercial Bank of
               China Ltd., Class H                  128,027
    116,949 PetroChina Co., Ltd., Class H           129,430
     11,654 Ping An Insurance (Group) Co. of
               China Ltd., Class H                  140,101
                                              -------------
                                                  2,494,359
                                              -------------
            HONG KONG -- 1.0%
     92,656 CNOOC Ltd.                              130,989
                                              -------------
            INDIA -- 19.1%
      4,549 Axis Bank Ltd., GDR                     203,568
      3,851 Dr. Reddy's Laboratories Ltd.,
               ADR                                  219,892
      3,379 HDFC Bank Ltd., ADR                     198,989
     18,838 ICICI Bank Ltd., ADR                    195,162
      5,858 Infosys Ltd., ADR                       205,499
      7,755 Larsen & Toubro Ltd., GDR               216,364
     10,660 Mahindra & Mahindra Ltd., GDR           204,139
      7,563 Reliance Industries Ltd., GDR (c)       200,041
     16,649 Sesa Sterlite Ltd., ADR                 206,448
      4,709 State Bank of India, GDR                199,191
      4,402 Tata Motors Ltd., ADR                   198,354
     15,651 Wipro Ltd., ADR                         208,471
                                              -------------
                                                  2,456,118
                                              -------------
            JERSEY -- 1.6%
      8,503 WNS Holdings Ltd., ADR (b)              206,793
                                              -------------
            MAURITIUS -- 1.7%
      9,960 MakeMyTrip Ltd. (b)                     218,722
                                              -------------
            SOUTH KOREA -- 24.6%
         48 Amorepacific Corp.                      145,153
      2,094 Celltrion, Inc. (b)                     131,931
      1,160 Daum Kakao Corp.                        120,658
        591 Hyundai Glovis Co., Ltd.                120,389
      1,140 Hyundai Heavy Industries Co.,
               Ltd. (b)                             125,359
        558 Hyundai Mobis Co., Ltd.                 123,978
        812 Hyundai Motor Co.                       123,324
      3,657 KB Financial Group, Inc.                129,542


                   See Notes to Financial Statements                    Page 53

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA (CONTINUED)
      3,014 Kia Motors Corp.                  $     122,793
        598 LG Chem Ltd.                            121,815
      4,535 LG Display Co., Ltd.                    127,942
      2,348 LG Electronics, Inc.                    124,654
        690 Lotte Chemical Corp.                    126,563
        215 NAVER Corp.                             130,033
        763 NCsoft Corp.                            124,823
        526 POSCO                                   115,920
      2,464 Samsung C&T Corp.                       131,923
         96 Samsung Electronics Co., Ltd.           124,689
        554 Samsung Fire & Marine Insurance
               Co., Ltd.                            133,575
      1,442 Samsung Life Insurance Co., Ltd.        125,685
        517 Samsung SDS Co., Ltd.                   124,654
      3,399 Shinhan Financial Group Co., Ltd.       128,521
      3,167 SK Hynix, Inc.                          130,025
      1,492 SK Innovation Co., Ltd. (b)             128,295
      2,260 S-Oil Corp.                             130,982
                                              -------------
                                                  3,173,226
                                              -------------
            UNITED KINGDOM -- 1.6%
     28,730 Vedanta Resources PLC                   213,089
                                              -------------
            TOTAL INVESTMENTS -- 99.8%           12,865,168
            (Cost $12,997,909) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                   23,343
                                              -------------
            NET ASSETS -- 100.0%              $  12,888,511
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2015, securities noted as such amounted to $200,041 or 1.55% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,299,113 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,431,854.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1        LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 12,865,168   $        --   $      --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.


Page 54                    See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

MARCH 31, 2015 (UNAUDITED)

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Banks                                               20.2%
Oil, Gas & Consumable Fuels                          9.8
IT Services                                          6.8
Insurance                                            6.2
Automobiles                                          6.1
Metals & Mining                                      6.0
Internet Software & Services                         5.0
Internet & Catalog Retail                            3.8
Construction & Engineering                           2.8
Pharmaceuticals                                      2.7
Capital Markets                                      2.1
Paper & Forest Products                              2.1
Food Products                                        2.1
Diversified Telecommunication Services               2.0
Chemicals                                            1.9
Transportation Infrastructure                        1.1
Diversified Financial Services                       1.1
Personal Products                                    1.1
Multiline Retail                                     1.1
Electric Utilities                                   1.1
Trading Companies & Distributors                     1.0
Semiconductors & Semiconductor Equipment             1.0
Diversified Consumer Services                        1.0
Water Utilities                                      1.0
Beverages                                            1.0
Electronic Equipment, Instruments & Components       1.0
Food & Staples Retailing                             1.0
Machinery                                            1.0
Software                                             1.0
Technology Hardware, Storage & Peripherals           1.0
Household Durables                                   1.0
Auto Components                                      1.0
Aerospace & Defense                                  0.9
Air Freight & Logistics                              0.9
Wireless Telecommunication Services                  0.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.8
NET OTHER ASSETS AND LIABILITIES                     0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======


                   See Notes to Financial Statements                    Page 55

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            BERMUDA -- 1.5%
     12,147 Marvell Technology Group Ltd.     $     178,561
                                              -------------
            CANADA -- 5.4%
     33,812 BlackBerry Ltd. (b)                     301,941
     31,028 Celestica, Inc. (b)                     344,721
                                              -------------
                                                    646,662
                                              -------------
            CAYMAN ISLANDS -- 3.4%
    772,853 FIH Mobile Ltd. (b)                     409,721
                                              -------------
            CHINA -- 3.6%
     44,946 BYD Co., Ltd., Class H                  231,320
     87,978 ZTE Corp., Class H                      201,770
                                              -------------
                                                    433,090
                                              -------------
            FINLAND -- 2.9%
     45,631 Nokia Oyj, ADR                          345,883
                                              -------------
            FRANCE -- 2.8%
     50,336 Alcatel-Lucent, ADR (b)                 187,753
      4,443 Orange S.A.                              71,493
      3,319 Vivendi S.A.                             82,527
                                              -------------
                                                    341,773
                                              -------------
            GERMANY -- 0.6%
      4,344 Deutsche Telekom AG                      79,638
                                              -------------
            GUERNSEY -- 1.7%
      3,730 Amdocs Ltd.                             202,912
                                              -------------
            HONG KONG -- 0.6%
      5,926 China Mobile Ltd.                        77,356
                                              -------------
            ITALY -- 0.6%
     67,931 Telecom Italia S.p.A. (b)                79,763
                                              -------------
            JAPAN -- 9.7%
      3,402 KDDI Corp.                               77,168
      7,200 KYOCERA Corp.                           395,734
      4,600 NTT DOCOMO, Inc.                         79,988
      1,300 SoftBank Corp.                           75,658
     12,800 SONY Corp. (b)                          340,451
     47,000 TOSHIBA Corp.                           197,585
                                              -------------
                                                  1,166,584
                                              -------------
            NETHERLANDS -- 3.3%
      2,407 Gemalto N.V.                            191,961
     21,876 STMicroelectronics N.V.                 204,548
                                              -------------
                                                    396,509
                                              -------------
            RUSSIA -- 0.7%
      8,204 Mobile TeleSystems OJSC, ADR             82,860
                                              -------------
            SINGAPORE -- 4.8%
      1,534 Avago Technologies Ltd.                 194,787
     30,009 Flextronics International Ltd. (b)      380,364
                                              -------------
                                                    575,151
                                              -------------
            SOUTH KOREA -- 6.7%
      5,798 KT Corp., ADR                            75,838
      6,491 LG Electronics, Inc.                    344,603
        296 Samsung Electronics Co., Ltd.           384,457
                                              -------------
                                                    804,898
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN -- 0.6%
      5,269 Telefonica S.A.                   $      75,124
                                              -------------
            SWEDEN -- 1.6%
     15,108 Telefonaktiebolaget LM Ericsson,
               Class B                              190,162
                                              -------------
            TAIWAN -- 8.3%
     75,024 HTC Corp. (b)                           334,479
    476,295 Inventec Corp.                          344,778
    387,140 Wistron Corp.                           329,112
                                              -------------
                                                  1,008,369
                                              -------------
            UNITED KINGDOM -- 0.6%
     23,422 Vodafone Group PLC                       76,593
                                              -------------
            UNITED STATES -- 40.3%
      4,639 Agilent Technologies, Inc.              192,751
      5,291 Altera Corp.                            227,037
      3,345 Analog Devices, Inc.                    210,735
      2,845 Apple, Inc.                             354,003
      2,350 AT&T, Inc.                               76,728
     15,580 Benchmark Electronics, Inc. (b)         374,388
      4,329 Broadcom Corp., Class A                 187,424
      9,835 CEVA, Inc. (b)                          209,682
      9,360 Ciena Corp. (b)                         180,742
      2,269 Crown Castle International Corp.        187,283
        351 Google, Inc., Class C (b)               192,348
      5,693 Maxim Integrated Products, Inc.         198,173
      6,384 Micron Technology, Inc. (b)             173,198
      2,882 Motorola Solutions, Inc.                192,143
      7,303 OmniVision Technologies, Inc. (b)       192,580
      2,700 QUALCOMM, Inc.                          187,218
     16,102 Sanmina Corp. (b)                       389,507
      1,570 SBA Communications Corp.,
               Class A (b)                          183,847
      2,231 Skyworks Solutions, Inc.                219,285
     15,864 Sprint Corp. (b)                         75,195
      2,278 Synaptics, Inc. (b)                     185,213
      3,330 Texas Instruments, Inc.                 190,426
      1,643 Verizon Communications, Inc.             79,899
      4,621 Xilinx, Inc.                            195,468
                                              -------------
                                                  4,855,273
                                              -------------
            TOTAL INVESTMENTS -- 99.7%           12,026,882
            (Cost $9,495,644) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                   32,241
                                              -------------
            NET ASSETS -- 100.0%              $  12,059,123
                                              =============


Page 56                    See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,791,804 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $260,566.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $ 12,026,882   $        --   $      --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Semiconductors & Semiconductor Equipment            22.9%
Electronic Equipment, Instruments & Components      19.0
Technology Hardware, Storage & Peripherals          17.0
Communications Equipment                            12.3
Wireless Telecommunication Services                  6.0
Household Durables                                   5.7
Diversified Telecommunication Services               4.5
Automobiles                                          1.9
IT Services                                          1.7
Industrial Conglomerates                             1.6
Life Sciences Tools & Services                       1.6
Internet Software & Services                         1.6
Software                                             1.6
Real Estate Investment Trusts                        1.6
Media                                                0.7
---------------------------------------------------------
TOTAL INVESTMENTS                                   99.7
NET OTHER ASSETS AND LIABILITIES                     0.3
                                                  -------
TOTAL                                              100.0%
                                                  =======


                   See Notes to Financial Statements                    Page 57

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.5%
            BERMUDA -- 1.5%
    247,704 Brilliance China Automotive
               Holdings Ltd.                  $     477,346
                                              -------------
            CAYMAN ISLANDS -- 0.8%
    428,453 Geely Automobile Holdings Ltd.          220,509
      2,409 Kolao Holdings                           37,130
                                              -------------
                                                    257,639
                                              -------------
            CHINA -- 4.8%
     86,824 AviChina Industry & Technology
               Co., Ltd., Class H                    62,380
     61,425 BYD Co., Ltd., Class H                  316,132
     71,989 Chongqing Changan Automobile
               Co., Ltd., Class B (b)               196,579
     86,684 Dongfeng Motor Group Co., Ltd.,
               Class H                              139,094
     92,631 Great Wall Motor Co., Ltd.,
               Class H                              654,767
    199,416 Guangzhou Automobile Group
               Co., Ltd., Class H                   190,859
                                              -------------
                                                  1,559,811
                                              -------------
            FRANCE -- 5.6%
     34,634 Peugeot S.A. (c)                        580,573
     13,422 Renault S.A.                          1,223,396
                                              -------------
                                                  1,803,969
                                              -------------
            GERMANY -- 20.3%
     10,197 Bayerische Motoren Werke AG           1,276,790
     26,639 Daimler AG                            2,570,179
     13,759 Porsche Automobil Holding SE
               (Preference Shares)                1,353,235
      5,110 Volkswagen AG (Preference
               Shares)                            1,361,813
                                              -------------
                                                  6,562,017
                                              -------------
            ITALY -- 0.1%
     15,032 Piaggio & C. S.p.A. (c)                  45,936
                                              -------------
            JAPAN -- 35.1%
     18,788 Daihatsu Motor Co., Ltd.                287,926
     38,065 Fuji Heavy Industries Ltd.            1,266,665
     78,235 Honda Motor Co., Ltd.                 2,545,972
     47,959 Mazda Motor Corp.                       975,295
     55,700 Mitsubishi Motors Corp.                 503,894
    122,276 Nissan Motor Co., Ltd.                1,247,891
      6,888 Nissan Shatai Co., Ltd.                  88,616
     37,859 Suzuki Motor Corp.                    1,140,331
     38,276 Toyota Motor Corp.                    2,675,347
     25,112 Yamaha Motor Co., Ltd.                  607,621
                                              -------------
                                                 11,339,558
                                              -------------
            MALAYSIA -- 0.5%
     59,854 UMW Holdings Berhad                     175,190
                                              -------------
            SOUTH KOREA -- 7.2%
      8,838 Hyundai Motor Co.                     1,342,289
     23,312 Kia Motors Corp.                        949,752
      3,822 Ssangyong Motor Co. (c)                  31,246
                                              -------------
                                                  2,323,287
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TAIWAN -- 0.4%
     58,078 Sanyang Motor Co., Ltd. (c)       $      48,630
     73,452 Yulon Motor Co., Ltd.                   100,354
                                              -------------
                                                    148,984
                                              -------------
            UNITED STATES -- 23.2%
    158,191 Ford Motor Co.                        2,553,203
     69,280 General Motors Co.                    2,598,000
     19,007 Harley-Davidson, Inc.                 1,154,485
      6,356 Tesla Motors, Inc. (c) (d)            1,199,822
                                              -------------
                                                  7,505,510
                                              -------------
            TOTAL COMMON STOCKS -- 99.5%         32,199,247
            (Cost $31,025,147)                -------------

            MONEY MARKET FUNDS -- 0.7%
    221,669 Goldman Sachs Financial Square
              Treasury Obligations Fund -
              Institutional Class -
              0.01% (e) (f)                         221,669
            (Cost $221,669)                   -------------


 PRINCIPAL
   VALUE
-----------
            REPURCHASE AGREEMENTS -- 2.2%
$   475,097 JPMorgan Chase & Co., 0.09% (e),
              dated 03/31/15, due 04/01/15,
              with a maturity value of
              $475,098. Collateralized by U.S.
              Treasury Notes, interest rates
              of 0.375% to 4.250%, due
              03/31/16 to 06/30/19. The value
              of the collateral including
              accrued interest is
              $488,737. (f)                         475,097

    230,035 RBC Capital Markets LLC, 0.10%
              (e), dated 03/31/15, due
              04/01/15, with a maturity value
              of $230,035. Collateralized by
              U.S. Treasury Notes, interest
              rates of 0.375% to 1.375%, due
              04/30/16 to 02/28/19. The value
              of the collateral including
               accrued interest is
              $235,277. (f)                         230,035
                                              -------------
            TOTAL REPURCHASE AGREEMENTS
               -- 2.2%                              705,132
            (Cost $705,132)                   -------------


            TOTAL INVESTMENTS -- 102.4%          33,126,048
            (Cost $31,951,948) (g)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.4)%               (786,502)
                                              -------------
            NET ASSETS -- 100.0%              $  32,339,546
                                              =============


Page 58                   See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $196,579 or 0.61% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $899,867 and the total value of the collateral held by the Fund is $926,801.

(e)   Interest rate shown reflects yield as of March 31, 2015.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,506,319 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,332,219.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                    VALUE AT
INVESTMENTS        3/31/2015      LEVEL 1      LEVEL 2   LEVEL 3
-----------------------------------------------------------------
Common Stocks:
  China           $  1,559,811  $  1,363,232  $ 196,579  $     --
  Other Country
     Categories*    30,639,436    30,639,436         --        --
Total Common
  Stocks            32,199,247    32,002,668    196,579        --
Money Market
  Funds                221,669       221,669         --        --
Repurchase
  Agreements           705,132            --    705,132        --
                  -----------------------------------------------
Total Investments $ 33,126,048  $ 32,224,337  $ 901,711  $     --
                  ===============================================

*  See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are Assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $196,579 from Level 1 to Level 2 of the fair value hierarchy. The security that transferred from Level 1 to Level 2 was the result of the security being halted on the primary exchange.



                   See Notes to Financial Statements                    Page 59

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2015 (UNAUDITED)

-----------------------------------------------------------
OFFSETTING ASSETS AND LIABILITIES
-----------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)               $     899,867
Non-cash Collateral(2)                             (899,867)
                                              -------------
Net Amount                                    $          --
                                              =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2015, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)               $     705,132
Non-cash Collateral(4)                             (705,132)
                                              -------------
Net Amount                                    $          --
                                              =============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At March 31, 2015, the value of collateral received from each seller exceeded the value of the repurchase agreements.


                                                   % OF
INDUSTRY                                        NET ASSETS
-----------------------------------------------------------
Automobiles                                         99.0%
Repurchase Agreements                                2.2
Money Market Funds                                   0.7
Auto Components                                      0.2
Aerospace & Defense                                  0.2
Specialty Retail                                     0.1
-----------------------------------------------------------
TOTAL INVESTMENTS                                  102.4
NET OTHER ASSETS AND LIABILITIES                    (2.4)
                                                  -------
TOTAL                                              100.0%
                                                  =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
Japanese Yen                                        34.2%
United States Dollar                                25.5
Euro                                                25.4
South Korean Won                                     7.1
Hong Kong Dollar                                     6.8
Malaysian Ringgit                                    0.5
New Taiwan Dollar                                    0.5
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 60                    See Notes to Financial Statements

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            BELGIUM -- 0.9%
    106,439 EVS Broadcast Equipment S.A.      $   3,961,620
                                              -------------
            CANADA -- 3.0%
    240,137 Open Text Corp.                      12,700,846
                                              -------------
            GERMANY -- 3.3%
    196,837 SAP SE, ADR                          14,205,726
                                              -------------
            INDIA -- 1.0%
    317,937 Wipro Ltd., ADR                       4,234,921
                                              -------------
            ISRAEL -- 0.9%
     46,350 Check Point Software
               Technologies Ltd. (b)              3,799,310
                                              -------------
            UNITED STATES -- 90.9%
    178,633 Activision Blizzard, Inc.             4,059,435
     46,771 Adobe Systems, Inc. (b)               3,458,248
    221,762 Akamai Technologies, Inc. (b)        15,755,081
     43,880 Amazon.com, Inc. (b)                 16,327,748
     90,905 Apple, Inc.                          11,311,309
    691,782 Aruba Networks, Inc. (b)             16,941,741
  2,153,813 Brightcove, Inc. (b)                 15,787,449
    119,032 CA, Inc.                              3,881,634
    502,076 Cisco Systems, Inc.                  13,819,642
    475,762 EMC Corp.                            12,160,477
     59,562 Equinix, Inc.                        13,869,012
    103,265 F5 Networks, Inc. (b)                11,869,279
    173,227 Facebook, Inc., Class A (b)          14,241,858
     12,923 Google, Inc., Class A (b)             7,168,388
     12,986 Google, Inc., Class C (b)             7,116,328
    262,463 Hewlett-Packard Co.                   8,178,347
    360,609 Informatica Corp. (b)                15,814,508
     64,200 International Business Machines
               Corp.                             10,304,100
     38,577 Intuit, Inc.                          3,740,426
     60,415 j2 Global, Inc.                       3,968,057
    639,002 Juniper Networks, Inc.               14,428,665
    212,474 Microsoft Corp.                       8,638,130
    331,322 NetApp, Inc.                         11,748,678
     40,323 Netflix, Inc. (b)                    16,802,191
     99,319 NetScout Systems, Inc. (b)            4,355,138
    129,782 NetSuite, Inc. (b)                   12,038,578
    337,498 Oracle Corp.                         14,563,039
    275,027 Polycom, Inc. (b)                     3,685,362
    297,050 Rackspace Hosting, Inc. (b)          15,324,810
    232,980 Red Hat, Inc. (b)                    17,648,235
    244,844 salesforce.com, Inc. (b)             16,358,028
    324,652 Teradata Corp. (b)                   14,330,139
    175,726 VMware, Inc., Class A (b)            14,411,289
  5,393,152 Zynga, Inc., Class A (b)             15,370,483
                                              -------------
                                                389,475,832
                                              -------------
            TOTAL INVESTMENTS -- 100.0%         428,378,255
            (Cost $377,599,070) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  145,214
                                              -------------
            NET ASSETS -- 100.0%              $ 428,523,469
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,957,120 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,177,935.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $428,378,255   $        --   $      --
                     ======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Software                                            38.5%
Internet Software & Services                        21.8
Communications Equipment                            15.1
Technology Hardware, Storage & Peripherals          10.1
Internet & Catalog Retail                            7.7
IT Services                                          6.8
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0 *
                                                   -------
TOTAL                                              100.0%
                                                   =======

* Amount is less than 0.1%.


                   See Notes to Financial Statements                    Page 61

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.2%
            AUSTRALIA -- 1.8%
      5,089 Healthscope Ltd.                  $      11,861
      8,092 Medibank Pvt Ltd. (b)                    14,299
                                              -------------
                                                     26,160
                                              -------------
            BELGIUM -- 1.1%
        588 bpost S.A.                               16,505
                                              -------------
            BERMUDA -- 1.0%
        534 Markit Ltd. (b)                          14,365
                                              -------------
            BRAZIL -- 2.4%
      3,466 BB Seguridade Participacoes S.A.         35,523
                                              -------------
            CANADA -- 0.8%
        535 Hudson's Bay Co.                         11,076
                                              -------------
            CAYMAN ISLANDS -- 14.1%
      1,415 Alibaba Group Holding Ltd.,
               ADR (b)                              117,784
      1,913 JD.com, Inc., ADR (b)                    56,204
      1,131 Vipshop Holdings Ltd., ADR (b)           33,297
                                              -------------
                                                    207,285
                                              -------------
            CHINA -- 14.7%
     76,002 CGN Power Co., Ltd., Class H (b)         32,743
     19,100 China Vanke Co., Ltd., Class H (b)       45,332
     19,250 CITIC Securities Co., Ltd.,
               Class H                               71,387
      5,400 New China Life Insurance Co.
               Ltd., Class H                         30,160
     72,000 People's Insurance Co., Group of
               China Ltd., Class H                   36,591
                                              -------------
                                                    216,213
                                              -------------
            DENMARK -- 4.4%
        395 Chr Hansen Holding A/S                   18,145
        546 ISS A/S (b)                              17,208
        320 Pandora A/S                              29,173
                                              -------------
                                                     64,526
                                              -------------
            FRANCE -- 3.1%
        844 Numericable-SFR SAS (b)                  46,047
                                              -------------
            GERMANY -- 11.5%
        823 Deutsche Annington Immobilien
               SE                                    27,787
        837 Evonik Industries AG                     29,879
        326 Hella KGaA Hueck & Co. (b)               15,707
        485 Rocket Internet SE (b)                   24,033
        743 Talanx AG                                23,332
      5,155 Telefonica Deutschland Holding
               AG                                    29,799
        719 Zalando SE (b)                           17,982
                                              -------------
                                                    168,519
                                              -------------
            HONG KONG -- 2.2%
     10,050 Swire Properties Ltd.                    32,732
                                              -------------
            IRELAND -- 1.0%
        925 King Digital Entertainment PLC           14,837
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ITALY -- 2.8%
      1,782 FinecoBank Banca Fineco
               S.p.A. (b)                     $      12,311
        735 Moncler S.p.A.                           12,337
        495 Salvatore Ferragamo S.p.A.               15,872
                                              -------------
                                                     40,520
                                              -------------
            JAPAN -- 11.2%
        400 CALBEE, Inc.                             17,409
        900 Japan Airlines Co., Ltd.                 28,065
      1,000 Otsuka Holdings Co., Ltd.                31,346
      1,000 Recruit Holdings Co., Ltd.               31,267
      1,000 Seibu Holdings, Inc.                     25,889
        700 Suntory Beverage & Food Ltd.             30,058
                                              -------------
                                                    164,034
                                              -------------
            JERSEY -- 6.6%
     22,795 Glencore PLC                             96,674
                                              -------------
            LUXEMBOURG -- 3.2%
        429 Altice S.A. (b)                          46,520
                                              -------------
            MALAYSIA -- 2.2%
     19,540 IHH Healthcare Bhd                       31,709
                                              -------------
            MEXICO -- 1.3%
      3,391 Infraestructura Energetica Nova
               S.A.B de C.V.                         18,521
                                              -------------
            MULTI-NATIONAL -- 3.1%
     25,750 HK Electric Investments & HK
               Electric Investments Ltd.             17,670
     22,000 HKT Trust & HKT Ltd.                     28,349
                                              -------------
                                                     46,019
                                              -------------
            NETHERLANDS -- 4.9%
        748 GrandVision N.V. (b)                     17,610
        630 Mobileye N.V. (b)                        26,479
      1,000 NN Group N.V. (b)                        28,365
                                              -------------
                                                     72,454
                                              -------------
            SPAIN -- 2.9%
     20,022 Bankia S.A. (b)                          27,944
      1,913 Distribuidora Internacional de
               Alimentacion S.A.                     14,987
                                              -------------
                                                     42,931
                                              -------------
            SWITZERLAND -- 1.1%
        191 DKSH Holding AG                          15,605
                                              -------------
            UNITED KINGDOM -- 2.8%
      4,407 Direct Line Insurance Group PLC          20,854
      2,979 Merlin Entertainments PLC                19,537
                                              -------------
                                                     40,391
                                              -------------
            TOTAL INVESTMENTS -- 100.2%           1,469,166
            (Cost $1,458,249) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.2)%                 (2,545)
                                              -------------
            NET ASSETS -- 100.0%              $   1,466,621
                                              =============


Page 62                   See Notes to Financial Statements

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

MARCH 31, 2015 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $100,185 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $89,268.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*        $ 1,469,166   $        --   $      --
                      =====================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                           12.9%
Internet Software & Services                         9.7
Internet & Catalog Retail                            7.3
Media                                                7.3
Real Estate Management & Development                 7.2
Metals & Mining                                      6.6
Capital Markets                                      4.9
Diversified Telecommunication Services               4.0
Textiles, Apparel & Luxury Goods                     3.9
Chemicals                                            3.3
Professional Services                                3.2
Health Care Providers & Services                     3.0
Software                                             2.8
Banks                                                2.7
Independent Power and Renewable Electricity
   Producers                                         2.2
Pharmaceuticals                                      2.1
Beverages                                            2.0
Airlines                                             1.9
Industrial Conglomerates                             1.8
Hotels, Restaurants & Leisure                        1.3
Gas Utilities                                        1.3
Electric Utilities                                   1.2
Specialty Retail                                     1.2
Food Products                                        1.2
Commercial Services & Supplies                       1.2
Air Freight & Logistics                              1.1
Auto Components                                      1.1
Food & Staples Retailing                             1.0
Multiline Retail                                     0.8
-----------------------------------------------------------
TOTAL INVESTMENTS                                  100.2
NET OTHER ASSETS AND LIABILITIES                    (0.2)
                                                   -------
TOTAL                                              100.0%
                                                   =======


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-----------------------------------------------------------
Euro                                                27.7%
Hong Kong Dollar                                    20.1
United States Dollar                                17.9
Japanese Yen                                        11.2
British Pound Sterling                               9.3
Danish Krone                                         4.4
Brazilian Real                                       2.4
Malaysian Ringgit                                    2.1
Australian Dollar                                    1.8
Mexican Peso                                         1.3
Swiss Franc                                          1.1
Canadian Dollar                                      0.7
                                                   -------
TOTAL                                              100.0%
                                                   =======


                   See Notes to Financial Statements                    Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2015 (UNAUDITED)


                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value..................................................     $    190,618,011            $    113,063,509
Cash...................................................................                   --                          --
Foreign currency, at value.............................................                   --                      11,125
Receivables:
   Capital shares sold.................................................            1,995,415                          --
   Investment securities sold..........................................                   --                   2,254,450
   Dividends...........................................................              252,299                     350,886
   Reclaims............................................................              244,451                      40,426
   Interest............................................................                    3                          16
   Currency receivable.................................................                   --                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................               39,757                       1,714
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................          193,149,936                 115,722,126
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................              101,004                          --
Due to custodian foreign currency......................................                5,063                          --
Due to authorized participants.........................................                   --                          --
Payables:
   Capital shares redeemed.............................................                   --                   2,264,000
   Investment securities purchased.....................................            1,991,043                     106,200
   Investment advisory fees............................................               60,522                      35,637
   Printing fees.......................................................               16,608                      14,279
   Audit and tax fees..................................................               14,045                      16,905
   Trustees' fees......................................................                   14                           9
   Currency payable....................................................                   --                          72
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                       9,269
Other liabilities......................................................               90,146                      75,662
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................            2,278,445                   2,522,033
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $    190,871,491            $    113,200,093
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $    209,631,445            $     91,140,893
Par value..............................................................              145,033                      25,000
Accumulated net investment income (loss)...............................              273,665                  (1,702,229)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (20,891,059)                  1,450,407
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................            1,712,407                  22,286,022
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $    190,871,491            $    113,200,093
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          13.16            $          45.28
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           14,503,334                   2,500,002
                                                                            ================            ================
Investments, at cost...................................................     $    188,848,922            $     90,768,247
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $         (5,533)           $         11,116
                                                                            ================            ================
Securities on loan, at value..........................................      $             --            $             --
                                                                            ================            ================


Page 64                  See Notes to Financial Statements

                                                                              FIRST TRUST                 FIRST TRUST
               FIRST TRUST                 FIRST TRUST                         ISE GLOBAL               NASDAQ(R) CLEAN
             DOW JONES GLOBAL               ISE GLOBAL                        ENGINEERING              EDGE(R) SMART GRID
             SELECT DIVIDEND               WIND ENERGY                      AND CONSTRUCTION             INFRASTRUCTURE
                INDEX FUND                  INDEX FUND                         INDEX FUND                  INDEX FUND
                  (FGD)                       (FAN)                              (FLM)                       (GRID)
          ----------------------      ----------------------             ----------------------      ----------------------

             $    521,337,096            $     38,877,222                   $     14,702,109            $     12,951,651
                           --                          --                             87,567                      23,733
                      137,656                          --                              3,266                          --

                           --                          --                                 --                          --
                    3,857,967                          --                                 --                          --
                    2,348,478                      62,855                             39,132                      10,210
                      655,689                      72,796                              7,748                       2,625
                           43                           2                                 --                          --
                           --                          --                                 --                          --
                           --                          --                                917                         439
                        8,301                       1,447                                324                         206
             ----------------            ----------------                   ----------------            ----------------
                  528,345,230                  39,014,322                         14,841,063                  12,988,864
             ----------------            ----------------                   ----------------            ----------------

                    1,387,783                          --                                 --                          --
                           --                       1,699                                 --                       1,146
                       53,580                          --                                 --                          --

                    3,803,977                          --                                 --                          --
                       59,586                          --                                 --                          --
                      201,489                      18,553                              2,143                         552
                       49,901                      12,769                              2,386                       2,478
                       16,905                      15,781                             15,781                      15,781
                          244                          41                                 --                          --
                           --                          --                                 --                          --
                           --                          --                            767,265                     406,807
                       57,194                      22,867                              6,838                       3,049
                      300,227                      45,317                             17,003                      11,413
             ----------------            ----------------                   ----------------            ----------------
                    5,930,886                     117,027                            811,416                     441,226
             ----------------            ----------------                   ----------------            ----------------

             $    522,414,344            $     38,897,295                   $     14,029,647            $     12,547,638
             ================            ================                   ================            ================

             $    530,681,700            $    107,454,254                   $     20,571,128            $     14,886,894
                      206,000                      35,500                              3,000                       3,500
                    1,361,713                     (87,907)                            29,287                      18,320

                   (5,173,674)                (63,206,452)                        (5,995,455)                 (3,016,991)

                   (4,661,395)                 (5,298,100)                          (578,313)                    655,915
             ----------------            ----------------                   ----------------            ----------------
             $    522,414,344            $     38,897,295                   $     14,029,647            $     12,547,638
             ================            ================                   ================            ================

             $          25.36            $          10.96                   $          46.77            $          35.85
             ================            ================                   ================            ================

                   20,600,002                   3,550,002                            300,002                     350,002
             ================            ================                   ================            ================
             $    525,825,213            $     44,161,375                   $     15,278,580            $     12,295,187
             ================            ================                   ================            ================
             $        138,226            $         (2,106)                  $          3,196            $         (1,162)
             ================            ================                   ================            ================
             $             --            $             --                   $        743,047            $        394,257
             ================            ================                   ================            ================


                   See Notes to Financial Statements                    Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2015 (UNAUDITED)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                               ISE GLOBAL                 ISE GLOBAL
                                                                                 COPPER                    PLATINUM
                                                                               INDEX FUND                 INDEX FUND
                                                                                  (CU)                      (PLTM)
                                                                         ----------------------     ----------------------
ASSETS:
Investments, at value..................................................     $     18,185,293            $      9,562,378
Cash...................................................................                   --                       3,663
Foreign currency, at value.............................................                   --                       6,611
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................                   --                      33,875
   Dividends...........................................................               44,944                          --
   Reclaims............................................................                   --                          --
   Interest............................................................                   --                          --
   Currency receivable.................................................               43,910                          --
   Securities lending income...........................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS........................................................           18,274,147                   9,606,527
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian.......................................................              107,678                          --
Due to custodian foreign currency......................................               51,753                          --
Due to authorized participants.........................................                   --                          --
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................                   --                          --
   Investment advisory fees............................................               11,261                       6,013
   Printing fees.......................................................                   --                          --
   Audit and tax fees..................................................                   --                          --
   Trustees' fees......................................................                   --                          --
   Currency payable....................................................                   --                       7,944
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                          --
Other liabilities......................................................                  128                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES...................................................              170,820                      13,957
                                                                            ----------------            ----------------

NET ASSETS.............................................................     $     18,103,327            $      9,592,570
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................     $     74,344,732            $     24,499,418
Par value..............................................................               11,000                      10,500
Accumulated net investment income (loss)...............................             (147,952)                   (129,053)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (44,959,820)                (11,724,019)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (11,144,633)                 (3,064,276)
                                                                            ----------------            ----------------
NET ASSETS.............................................................     $     18,103,327            $      9,592,570
                                                                            ================            ================

NET ASSET VALUE, per share.............................................     $          16.46            $           9.14
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,100,002                   1,050,002
                                                                            ================            ================
Investments, at cost...................................................     $     29,330,499            $     12,626,642
                                                                            ================            ================
Foreign currency, at cost (proceeds)...................................     $        (51,815)           $          6,574
                                                                            ================            ================
Securities on loan, at value...........................................     $             --            $             --
                                                                            ================            ================


Page 66                    See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST               FIRST TRUST
        FIRST TRUST              NASDAQ CEA              NASDAQ GLOBAL               ISE CLOUD               FIRST TRUST
           BICK                  SMARTPHONE                  AUTO                    COMPUTING              INTERNATIONAL
        INDEX FUND               INDEX FUND               INDEX FUND                INDEX FUND                 IPO ETF
          (BICK)                   (FONE)                   (CARZ)                    (SKYY)                   (FPXI)
   ---------------------    ---------------------    ---------------------     ---------------------    ---------------------

      $    12,865,168          $    12,026,882          $    33,126,048           $   428,378,255          $     1,469,166
                   --                    9,156                   31,805                    83,489                       --
                   --                   15,497                       --                        --                   19,676

                   --                       --                       --                        --                       --
                   --                      847                       --                        --                    3,607
               48,083                   14,298                  119,737                   242,942                    2,431
                   --                      452                    8,856                    38,969                      204
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                        1                      174                        --                       --
                   --                       --                       --                        --                       --
      ---------------          ---------------          ---------------           ---------------          ---------------
           12,913,251               12,067,133               33,286,620               428,743,655                1,495,084
      ---------------          ---------------          ---------------           ---------------          ---------------

               16,171                       --                       --                        --                   26,989
                1,226                       --                    1,002                     1,130                       --
                   --                       --                       --                        --                       --

                   --                       --                       --                        --                       --
                   --                      814                       --                        --                       --
                6,983                    7,187                   19,271                   219,056                    1,474
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                  926,801                        --                       --
                   --                       --                       --                        --                       --
                  360                        9                       --                        --                       --
      ---------------          ---------------          ---------------           ---------------          ---------------
               24,740                    8,010                  947,074                   220,186                   28,463
      ---------------          ---------------          ---------------           ---------------          ---------------

      $    12,888,511          $    12,059,123          $    32,339,546           $   428,523,469          $     1,466,621
      ===============          ===============          ===============           ===============          ===============

      $    24,707,915          $    10,845,576          $    28,358,278           $   381,123,809          $     1,550,233
                5,500                    3,000                    8,000                   146,500                      500
               (2,975)                   8,858                   92,024                   123,318                      891

          (11,688,809)              (1,329,411)               2,710,601                (3,647,348)                 (95,882)

             (133,120)               2,531,100                1,170,643                50,777,190                   10,879
      ---------------          ---------------          ---------------           ---------------          ---------------
      $    12,888,511          $    12,059,123          $    32,339,546           $   428,523,469          $     1,466,621
      ===============          ===============          ===============           ===============          ===============

      $         23.43          $         40.20          $         40.42           $         29.25          $         29.33
      ===============          ===============          ===============           ===============          ===============

              550,002                  300,002                  800,002                14,650,002                   50,002
      ===============          ===============          ===============           ===============          ===============
      $    12,997,909          $     9,495,644          $    31,951,948           $   377,599,070          $     1,458,249
      ===============          ===============          ===============           ===============          ===============
      $        (1,226)         $        15,486          $        (1,019)          $        (1,290)         $        19,681
      ===============          ===============          ===============           ===============          ===============
      $            --          $            --          $       899,867           $            --          $            --
      ===============          ===============          ===============           ===============          ===============



                   See Notes to Financial Statements                  Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $      2,361,687            $      2,316,199
Interest...............................................................                   20                          30
Foreign tax withholding................................................             (107,745)                    (79,150)
Securities lending income (net of fees)................................                   --                          --
                                                                            ----------------            ----------------
   Total investment income.............................................            2,253,962                   2,237,079
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              338,674                     227,114
Accounting and administration fees.....................................               43,553                      33,932
Licensing fees.........................................................               37,397                      68,134
Printing fees..........................................................               21,886                      15,462
Custodian fees.........................................................               19,888                      17,142
Expenses previously waived or reimbursed...............................               18,270                          --
Audit and tax fees.....................................................               11,430                      13,213
Listing fees...........................................................                4,438                       4,438
Transfer agent fees....................................................                4,233                       2,839
Trustees' fees and expenses............................................                3,213                       2,750
Legal fees.............................................................                3,156                       2,271
Registration and filing fees...........................................                 (867)                       (323)
Other expenses.........................................................                2,740                       4,681
                                                                            ----------------            ----------------
   Total expenses......................................................              508,011                     391,653
   Less fees waived and expenses reimbursed by
      the investment advisor...........................................                   --                     (50,982)
                                                                            ----------------            ----------------
   Net expenses........................................................              508,011                     340,671
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................            1,745,951                   1,896,408
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................          (10,332,488)                   (611,235)
   In-kind redemptions.................................................            2,084,182                   4,723,458
   Foreign currency transactions.......................................              (31,592)                     69,387
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           (8,279,898)                  4,181,610
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            2,167,723                   6,595,072
   Foreign currency translation........................................              (31,166)                     (3,500)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            2,136,557                   6,591,572
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (6,143,341)                 10,773,182
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (4,397,390)           $     12,669,590
                                                                            ================            ================


Page 68                See Notes to Financial Statements

                                                                              FIRST TRUST                 FIRST TRUST
               FIRST TRUST                 FIRST TRUST                         ISE GLOBAL               NASDAQ(R) CLEAN
             DOW JONES GLOBAL               ISE GLOBAL                        ENGINEERING              EDGE(R) SMART GRID
             SELECT DIVIDEND               WIND ENERGY                      AND CONSTRUCTION             INFRASTRUCTURE
                INDEX FUND                  INDEX FUND                         INDEX FUND                  INDEX FUND
                  (FGD)                       (FAN)                              (FLM)                       (GRID)
          ----------------------      ----------------------             ----------------------      ----------------------

             $     12,612,813            $        768,687                   $        107,115            $         80,964
                          140                          11                                 --                          --
                     (524,931)                    (90,518)                            (5,379)                     (3,818)
                           --                          --                              5,058                       3,305
             ----------------            ----------------                   ----------------            ----------------
                   12,088,022                     678,180                            106,794                      80,451
             ----------------            ----------------                   ----------------            ----------------


                    1,077,015                      91,471                             27,353                      27,491
                      130,975                      11,240                              5,170                       4,708
                      161,981                      22,868                              6,838                       6,185
                       55,657                      12,140                              2,859                       3,422
                       77,808                      16,065                              5,797                       3,362
                       61,304                          --                                 --                          --
                       13,213                      12,839                             12,839                      12,839
                        3,939                       3,740                              3,740                       3,981
                       13,463                       1,143                                342                         344
                        5,787                       2,264                              2,079                       2,080
                       10,559                         (75)                               113                         288
                       (2,840)                     (1,078)                               414                         500
                        6,662                       2,238                              1,697                       1,305
             ----------------            ----------------                   ----------------            ----------------
                    1,615,523                     174,855                             69,241                      66,505

                           --                     (37,648)                           (21,374)                    (18,396)
             ----------------            ----------------                   ----------------            ----------------
                    1,615,523                     137,207                             47,867                      48,109
             ----------------            ----------------                   ----------------            ----------------

                   10,472,499                     540,973                             58,927                      32,342
             ----------------            ----------------                   ----------------            ----------------



                  (21,001,260)                 (1,139,731)                        (1,306,364)                   (146,040)
                   28,735,298                   1,788,358                            (67,334)                    821,770
                      230,978                      (1,319)                            (3,705)                     (1,047)
             ----------------            ----------------                   ----------------            ----------------
                    7,965,016                     647,308                         (1,377,403)                    674,683
             ----------------            ----------------                   ----------------            ----------------

                  (33,437,747)                 (6,842,759)                           725,365                    (511,695)
                      (37,596)                     (8,193)                            (1,086)                       (296)
             ----------------            ----------------                   ----------------            ----------------
                  (33,475,343)                 (6,850,952)                           724,279                    (511,991)
             ----------------            ----------------                   ----------------            ----------------

                  (25,510,327)                 (6,203,644)                          (653,124)                    162,692
             ----------------            ----------------                   ----------------            ----------------


             $    (15,037,828)           $     (5,662,671)                  $       (594,197)           $        195,034
             ================            ================                   ================            ================


                   See Notes to Financial Statements                  Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

                                                                              FIRST TRUST                FIRST TRUST
                                                                               ISE GLOBAL                 ISE GLOBAL
                                                                                 COPPER                    PLATINUM
                                                                               INDEX FUND                 INDEX FUND
                                                                                  (CU)                      (PLTM)
                                                                         ----------------------     ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $        178,967            $         70,954
Foreign tax withholding................................................              (65,448)                    (10,322)
Securities lending income (net of fees)................................                   --                          --
                                                                            ----------------            ----------------
   Total investment income.............................................              113,519                      60,632
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               69,443 (b)                  35,580 (b)
Accounting and administration fees.....................................                   --                          --
Licensing fees.........................................................                   --                          --
Printing fees..........................................................                   --                          --
Custodian fees.........................................................                   --                          --
Expenses previously waived or reimbursed...............................                   --                          --
Audit and tax fees.....................................................                   --                          --
Listing fees...........................................................                   --                          --
Transfer agent fees....................................................                   --                          --
Trustees' fees and expenses............................................                   --                          --
Legal fees.............................................................                   --                          --
Registration and filing fees...........................................                   --                          --
Other expenses.........................................................                   --                          --
                                                                            ----------------            ----------------
   Total expenses......................................................               69,443                      35,580
   Less fees waived and expenses reimbursed by the investment advisor..                   --                          --
                                                                            ----------------            ----------------
   Net expenses........................................................               69,443                      35,580
                                                                            ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................               44,076                      25,052
                                                                            ----------------            ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (3,256,451)                 (1,173,157)
   In-kind redemptions.................................................             (174,621)                         --
   Foreign currency transactions.......................................               (9,236)                     (1,429)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................           (3,440,308)                 (1,174,586)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................           (1,953,966)                   (768,218)
   Foreign currency translation........................................                1,509                        (100)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................           (1,952,457)                   (768,318)
                                                                            ----------------            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (5,392,765)                 (1,942,904)
                                                                            ----------------            ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $     (5,348,689)           $     (1,917,852)
                                                                            ================            ================


(a) Inception date is November 4, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 70                  See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST               FIRST TRUST
        FIRST TRUST              NASDAQ CEA              NASDAQ GLOBAL               ISE CLOUD               FIRST TRUST
           BICK                  SMARTPHONE                  AUTO                    COMPUTING              INTERNATIONAL
        INDEX FUND               INDEX FUND               INDEX FUND                INDEX FUND                 IPO ETF
          (BICK)                   (FONE)                   (CARZ)                    (SKYY)                 (FPXI) (a)
   ---------------------    ---------------------    ---------------------     ---------------------    ---------------------

      $       119,571          $        56,232          $       290,476           $     1,805,478          $        13,397
              (12,739)                  (2,304)                 (19,498)                  (23,128)                    (824)
                   --                      171                    1,035                        --                       --
      ---------------          ---------------          ---------------           ---------------          ---------------
              106,832                   54,099                  272,013                 1,782,350                   12,573
      ---------------          ---------------          ---------------           ---------------          ---------------


               48,325 (b)               39,925 (b)              132,393 (b)             1,129,548 (b)                7,937 (b)
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
                   --                       --                       --                        --                       --
      ---------------          ---------------          ---------------           ---------------          ---------------
               48,325                   39,925                  132,393                 1,129,548                    7,937
                   --                       --                       --                        --                       --
      ---------------          ---------------          ---------------           ---------------          ---------------
               48,325                   39,925                  132,393                 1,129,548                    7,937
      ---------------          ---------------          ---------------           ---------------          ---------------

               58,507                   14,174                  139,620                   652,802                    4,636
      ---------------          ---------------          ---------------           ---------------          ---------------



           (1,054,281)                 482,595                 (418,630)                 (365,299)                 (98,873)
              461,358                       --                4,167,072                 1,845,015                    3,316
              (14,444)                  (1,296)                 (18,474)                     (709)                    (325)
      ---------------          ---------------          ---------------           ---------------          ---------------
             (607,367)                 481,299                3,729,968                 1,479,007                  (95,882)
      ---------------          ---------------          ---------------           ---------------          ---------------

             (583,425)                 517,888               (2,360,987)               24,451,483                   10,917
                 (370)                    (109)                  (1,902)                   (1,693)                     (38)
      ---------------          ---------------          ---------------           ---------------          ---------------
             (583,795)                 517,779               (2,362,889)               24,449,790                   10,879
      ---------------          ---------------          ---------------           ---------------          ---------------

           (1,191,162)                 999,078                1,367,079                25,928,797                  (85,003)
      ---------------          ---------------          ---------------           ---------------          ---------------


      $    (1,132,655)         $     1,013,252          $     1,506,699           $    26,581,599          $       (80,367)
      ===============          ===============          ===============           ===============          ===============



                   See Notes to Financial Statements                  Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2015                   Year Ended
                                                                                 (Unaudited)                  9/30/2014
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)............................................     $    1,745,951              $    5,784,339
   Net realized gain (loss)................................................         (8,279,898)                   (199,701)
   Net change in unrealized appreciation (depreciation)....................          2,136,557                  (3,921,742)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations......................................................         (4,397,390)                  1,662,896
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................         (1,472,286)                 (5,813,996)
   Return of capital.......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................         (1,472,286)                 (5,813,996)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................         43,936,490                 113,339,048
   Cost of shares redeemed.................................................        (14,675,699)                         --
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................................         29,260,791                 113,339,048
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................         23,391,115                 109,187,948

NET ASSETS:
   Beginning of period.....................................................        167,480,376                  58,292,428
                                                                                --------------              --------------
   End of period...........................................................     $  190,871,491              $  167,480,376
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period.....................................................     $      273,665              $           --
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................         12,403,334                   4,503,334
   Shares sold.............................................................          3,250,000                   7,900,000
   Shares redeemed.........................................................         (1,150,000)                         --
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................         14,503,334                  12,403,334
                                                                                ==============              ==============


Page 72                    See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                    ISE
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------


     For the                                    For the                                   For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2015             Year Ended           3/31/2015            Year Ended           3/31/2015            Year Ended
   (Unaudited)            9/30/2014           (Unaudited)           9/30/2014           (Unaudited)           9/30/2014
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,896,408      $      2,567,465     $     10,472,499     $     22,588,685     $        540,973     $      1,190,245
        4,181,610             1,911,978            7,965,016            6,315,422              647,308            8,229,521
        6,591,572               908,028          (33,475,343)            (216,562)          (6,850,952)          (1,196,538)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       12,669,590             5,387,471          (15,037,828)          28,687,545           (5,662,671)           8,223,228
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,907,921)           (2,813,427)         (10,428,306)         (22,845,557)            (659,410)          (1,163,700)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,907,921)           (2,813,427)         (10,428,306)         (22,845,557)            (659,410)          (1,163,700)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        6,952,593            10,617,461          116,221,367          228,317,635                   --           43,509,786
      (13,401,369)           (3,968,174)        (130,532,607)         (30,585,554)         (41,526,110)         (27,965,655)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (6,448,776)            6,649,287          (14,311,240)         197,732,081          (41,526,110)          15,544,131
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        4,312,893             9,223,331          (39,777,374)         203,574,069          (47,848,191)          22,603,659


      108,887,200            99,663,869          562,191,718          358,617,649           86,745,486           64,141,827
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    113,200,093      $    108,887,200     $    522,414,344     $    562,191,718     $     38,897,295     $     86,745,486
 ================      ================     ================     ================     ================     ================

 $     (1,702,229)     $     (1,690,716)    $      1,361,713     $      1,317,520     $        (87,907)    $         30,530
 ================      ================     ================     ================     ================     ================


        2,650,002             2,500,002           21,100,002           14,000,002            7,500,002            6,150,002
          150,000               250,000            4,550,000            8,200,000                   --            3,650,000
         (300,000)             (100,000)          (5,050,000)          (1,100,000)          (3,950,000)          (2,300,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        2,500,002             2,650,002           20,600,002           21,100,002            3,550,002            7,500,002
 ================      ================     ================     ================     ================     ================


                   See Notes to Financial Statements                  Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                                                  (FLM)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2015                   Year Ended
                                                                                 (Unaudited)                  9/30/2014
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)............................................     $       58,927              $      293,892
   Net realized gain (loss)................................................         (1,377,403)                  1,652,483
   Net change in unrealized appreciation (depreciation)....................            724,279                  (1,245,631)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations......................................................           (594,197)                    700,744
                                                                                --------------              --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................            (32,010)                   (371,592)
   Return of capital.......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................            (32,010)                   (371,592)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................                 --                   7,426,539
   Cost of shares redeemed.................................................         (2,185,528)                 (7,687,048)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................................         (2,185,528)                   (260,509)
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................         (2,811,735)                     68,643

NET ASSETS:
   Beginning of period.....................................................         16,841,382                  16,772,739
                                                                                --------------              --------------
   End of period...........................................................     $   14,029,647              $   16,841,382
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period.....................................................     $       29,287              $        2,370
                                                                                ==============              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................            350,002                     350,002
   Shares sold.............................................................                 --                     150,000
   Shares redeemed.........................................................            (50,000)                   (150,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................            300,002                     350,002
                                                                                ==============              ==============


Page 74                  See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                          ISE GLOBAL                                ISE GLOBAL
       SMART GRID INFRASTRUCTURE                           COPPER                                   PLATINUM
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (GRID)                                     (CU)                                     (PLTM)
----------------------------------------   ---------------------------------------   ---------------------------------------
     For the                                    For the                                   For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2015             Year Ended           3/31/2015            Year Ended           3/31/2015            Year Ended
   (Unaudited)            9/30/2014           (Unaudited)           9/30/2014           (Unaudited)           9/30/2014
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         32,342      $        192,960     $         44,076     $        529,396     $         25,052     $         53,021
          674,683               960,963           (3,440,308)          (9,977,931)          (1,174,586)            (979,293)
         (511,991)             (435,958)          (1,952,457)           8,755,169             (768,318)            (615,374)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          195,034               717,965           (5,348,689)            (693,366)          (1,917,852)          (1,541,646)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

          (18,955)             (214,306)            (188,100)            (521,850)            (165,585)            (245,350)
               --                    --                   --              (61,191)                  --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          (18,955)             (214,306)            (188,100)            (583,041)            (165,585)            (245,350)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        1,784,568             3,676,957            2,647,798            1,304,114              999,338            4,723,285
       (3,564,537)           (1,869,682)          (5,493,309)          (6,788,099)                  --           (3,845,222)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (1,779,969)            1,807,275           (2,845,511)          (5,483,985)             999,338              878,063
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,603,890)            2,310,934           (8,382,300)          (6,760,392)          (1,084,099)            (908,933)


       14,151,528            11,840,594           26,485,627           33,246,019           10,676,669           11,585,602
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     12,547,638      $     14,151,528     $     18,103,327     $     26,485,627     $      9,592,570     $     10,676,669
 ================      ================     ================     ================     ================     ================

 $         18,320      $          4,933     $       (147,952)    $         (3,928)    $       (129,053)    $         11,480
 ================      ================     ================     ================     ================     ================

          400,002               350,002            1,250,002            1,500,002              950,002              900,002
           50,000               100,000              150,000               50,000              100,000              350,000
         (100,000)              (50,000)            (300,000)            (300,000)                  --             (300,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          350,002               400,002            1,100,002            1,250,002            1,050,002              950,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                               FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                                                  (BICK)
                                                                            --------------------------------------------------
                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2015                   Year Ended
                                                                                 (Unaudited)                  9/30/2014
                                                                            ----------------------      ----------------------
OPERATIONS:
   Net investment income (loss)............................................     $       58,507              $      251,285
   Net realized gain (loss)................................................           (607,367)                 (1,183,900)
   Net change in unrealized appreciation (depreciation)....................           (583,795)                  2,183,259
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from operations......................................................         (1,132,655)                  1,250,644
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (100,745)                   (293,611)
   Return of capital.......................................................                 --                          --
                                                                                --------------              --------------
   Total distributions to shareholders.....................................           (100,745)                   (293,611)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................          1,230,646                          --
   Cost of shares redeemed.................................................         (4,689,735)                 (2,298,434)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................................         (3,459,089)                 (2,298,434)
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................         (4,692,489)                 (1,341,401)

NET ASSETS:
   Beginning of period.....................................................         17,581,000                  18,922,401
                                                                                --------------              --------------
   End of period...........................................................     $   12,888,511              $   17,581,000
                                                                                ==============              ==============
   Accumulated net investment income (loss)
      at end of period.....................................................     $       (2,975)             $       39,263
                                                                                ==============              ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................................            700,002                     800,002
   Shares sold.............................................................             50,000                          --
   Shares redeemed.........................................................           (200,000)                   (100,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................            550,002                     700,002
                                                                                ==============              ==============


Page 76                    See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
                 NASDAQ                                    NASDAQ                                      ISE
             CEA SMARTPHONE                              GLOBAL AUTO                             CLOUD COMPUTING
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
     For the                                    For the                                    For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2015             Year Ended           3/31/2015            Year Ended            3/31/2015           Year Ended
   (Unaudited)            9/30/2014           (Unaudited)           9/30/2014            (Unaudited)          9/30/2014
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $         14,174      $        129,292     $        139,620     $        791,428     $        652,802     $        239,222
          481,299               400,870            3,729,968              887,997            1,479,007            8,153,816
          517,779             1,025,519           (2,362,889)          (2,581,730)          24,449,790            9,290,094
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        1,013,252             1,555,681            1,506,699             (902,305)          26,581,599           17,683,132
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (13,320)             (125,341)            (195,361)            (734,741)            (536,560)            (193,005)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          (13,320)             (125,341)            (195,361)            (734,741)            (536,560)            (193,005)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --                    --                   --           23,473,108           77,448,335          222,781,454
               --                    --          (33,452,566)          (3,859,611)         (16,720,923)         (21,496,268)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --                    --          (33,452,566)          19,613,497           60,727,412          201,285,186
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          999,932             1,430,340          (32,141,228)          17,976,451           86,772,451          218,775,313


       11,059,191             9,628,851           64,480,774           46,504,323          341,751,018          122,975,705
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     12,059,123      $     11,059,191     $     32,339,546     $     64,480,774     $    428,523,469     $    341,751,018
 ================      ================     ================     ================     ================     ================

 $          8,858      $          8,004     $         92,024     $        147,765     $        123,318     $          7,076
 ================      ================     ================     ================     ================     ================


          300,002               300,002            1,700,002            1,200,002           12,500,002            5,000,002
               --                    --                   --              600,000            2,750,000            8,300,000
               --                    --             (900,000)            (100,000)            (600,000)            (800,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               300,002              800,002            1,700,002           14,650,002           12,500,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND

                                                                                                             FIRST TRUST
                                                                                                            INTERNATIONAL
                                                                                                               IPO ETF
                                                                                                                (FPXI)
                                                                                                         --------------------
                                                                                                            For the Period
                                                                                                            11/4/2014 (a)
                                                                                                          through 3/31/2015
                                                                                                             (Unaudited)
                                                                                                         --------------------
OPERATIONS:
   Net investment income (loss).......................................................................     $          4,636
   Net realized gain (loss)...........................................................................              (95,882)
   Net change in unrealized appreciation (depreciation)...............................................               10,879
                                                                                                           ----------------
   Net increase (decrease) in net assets resulting
      from operations.................................................................................              (80,367)
                                                                                                           ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..............................................................................               (3,745)
   Return of capital..................................................................................                   --
                                                                                                           ----------------
   Total distributions to shareholders................................................................               (3,745)
                                                                                                           ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..........................................................................            3,000,557
   Cost of shares redeemed............................................................................           (1,449,824)
                                                                                                           ----------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions...................................................................            1,550,733
                                                                                                           ----------------
   Total increase (decrease) in net assets............................................................            1,466,621

NET ASSETS:
   Beginning of period................................................................................                   --
                                                                                                           ----------------
   End of period......................................................................................     $      1,466,621
                                                                                                           ================
   Accumulated net investment income (loss)
      at end of period................................................................................     $            891
                                                                                                           ================

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period............................................................                   --
   Shares sold........................................................................................              100,002
   Shares redeemed....................................................................................              (50,000)
                                                                                                           ----------------
   Shares outstanding, end of period..................................................................               50,002
                                                                                                           ================


(a) Inception date is November 4, 2014 which is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 78                    See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                         SIX MONTHS
                                            ENDED
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   13.50      $   12.94     $   11.89      $   11.63      $   13.09      $   13.81
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.13           0.58          0.46           0.64           0.67           0.56
Net realized and unrealized gain (loss)       (0.36)          0.57          1.06           0.23          (1.46)         (0.73)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (0.23)          1.15          1.52           0.87          (0.79)         (0.17)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.11)         (0.59)        (0.47)         (0.61)         (0.67)         (0.55)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   13.16      $   13.50     $   12.94      $   11.89      $   11.63      $   13.09
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                              (1.71)%         8.68%        13.29%          7.73%         (6.70)%        (0.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 190,871      $ 167,480     $  58,292      $  16,088      $   8,762      $   6,589
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (b)      0.64%         0.90%          1.67%          1.93%          2.35%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%         0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          2.06% (b)      4.90%         5.09%          5.98%          5.09%          3.98%
Portfolio turnover rate (c)                      29%            32%           32%            31%            27%            54%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                         SIX MONTHS
                                            ENDED
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   41.09      $   39.87     $   37.87      $   30.00      $   33.85      $   30.48
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.72           1.05          0.95           0.99           1.05           1.24
Net realized and unrealized gain (loss)        4.23           1.27          2.80           7.96          (3.64)          3.84
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations               4.95           2.32          3.75           8.95          (2.59)          5.08

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.76)         (1.10)        (1.75)         (1.08)         (1.26)         (1.71)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   45.28      $   41.09     $   39.87      $   37.87      $   30.00      $   33.85
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                              12.13%          5.86%        10.02%         30.22%         (8.17)%        17.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 113,200      $ 108,887     $  99,664      $  96,565      $  61,508      $  45,693
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.69% (b)      0.71%         0.68%          0.74%          0.86%          1.10%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%         0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          3.34% (b)      2.45%         2.42%          2.67%          2.29%          2.81%
Portfolio turnover rate (c)                       4%            12%           13%             8%            11%            11%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                   See Notes to Financial Statements                  Page 79

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                         SIX MONTHS
                                            ENDED
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   26.64      $   25.62     $   23.57      $   21.09      $   22.43      $   21.33
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.50           1.21          1.18           1.16           1.05           0.94
Net realized and unrealized gain (loss)       (1.28)          1.02          2.10           2.47          (1.31)          1.17
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (0.78)          2.23          3.28           3.63          (0.26)          2.11

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.50)         (1.21)        (1.23)         (1.15)         (1.08)         (1.01)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   25.36      $   26.64     $   25.62      $   23.57      $   21.09      $   22.43
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                              (2.93)%         8.56%        14.39%         17.58%         (1.57)%        10.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 522,414      $ 562,192     $ 358,618      $ 206,229      $  95,940      $  37,008

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (b)      0.60%         0.61%          0.63%          0.74%          0.97%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%         0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          3.89% (b)      4.56%         5.19%          5.41%          5.21%          4.37%
Portfolio turnover rate (c)                      26%            33%           20%            21%            22%            51%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

                                         SIX MONTHS
                                            ENDED
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   11.57      $   10.43     $    6.73      $    8.13      $   10.28      $   16.27
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.14           0.14          0.08           0.09           0.06           0.08
Net realized and unrealized gain (loss)       (0.58)          1.14          3.71          (1.40)         (2.15)         (5.71)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (0.44)          1.28          3.79          (1.31)         (2.09)         (5.63)
                                          ---------      ---------     ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.17)         (0.14)        (0.09)         (0.09)            --          (0.35)
Return of capital                                --             --            --             --          (0.06)         (0.01)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total distributions                           (0.17)         (0.14)        (0.09)         (0.09)         (0.06)         (0.36)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   10.96      $   11.57     $   10.43      $    6.73      $    8.13      $   10.28
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                              (3.76)%        12.17%        56.63%        (16.14)%       (20.47)%       (35.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  38,897      $  86,745     $  64,142      $  20,862      $  35,347      $  54,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.76% (b)      0.70%         0.84%          0.67%          0.76%          0.81%
Ratio of net expenses to average
   net assets                                  0.60% (b)      0.60%         0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                          2.37% (b)      1.23%         0.91%          1.12%          0.84%          0.80%
Portfolio turnover rate (c)                       9%            24%           19%            57%            35%            24%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 80                   See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

                                         SIX MONTHS
                                            ENDED
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------    -----------
Net asset value, beginning of period      $   48.12      $   47.92     $   39.09      $   33.80      $   39.56      $   39.76
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.20           0.62          0.85           0.62           0.67           0.57
Net realized and unrealized gain (loss)       (1.44)          0.42          8.83           5.38          (5.77)         (0.25)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (1.24)          1.04          9.68           6.00         (5.10)           0.32

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.11)         (0.84)        (0.85)         (0.71)         (0.66)         (0.52)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   46.77      $   48.12     $   47.92      $   39.09      $   33.80      $   39.56
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                              (2.57)%         2.06%        25.04%         17.93%        (13.30)%         1.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  14,030      $  16,841     $  16,773      $  17,591      $  30,419      $  31,644
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  1.01% (b)      0.87%         0.89%          0.71%          0.80%          0.92%
Ratio of net expenses to average
   net assets                                  0.70% (b)      0.70%         0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                          0.86% (b)      1.30%         1.77%          1.66%          1.83%          1.33%
Portfolio turnover rate (c)                      35%            41%           24%            22%            22%            26%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                         SIX MONTHS                                                               FOR THE PERIOD
                                            ENDED                                                                 11/16/2009 (d)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------   -------------
Net asset value, beginning of period      $   35.38      $   33.83     $   28.95      $   24.25      $   30.33      $   30.00
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.09           0.51          0.48           0.26           0.25           0.11
Net realized and unrealized gain (loss)        0.43           1.61          4.82           4.76          (6.16)          0.34
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations               0.52           2.12          5.30           5.02          (5.91)          0.45
                                          ---------      ---------     ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.05)         (0.57)        (0.42)         (0.32)         (0.17)         (0.11)
Return of capital                                --             --            --             --             --          (0.01)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total distributions                           (0.05)         (0.57)        (0.42)         (0.32)         (0.17)         (0.12)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   35.85      $   35.38     $   33.83      $   28.95      $   24.25      $   30.33
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (a)                               1.47%          6.19%        18.44%         20.82%        (19.63)%         1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  12,548      $  14,152     $  11,841      $  13,026      $  18,187      $  31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.97% (b)      0.98%         1.11%          0.79%          0.85%          0.99% (b)
Ratio of net expenses to average
   net assets                                  0.70% (b)      0.70%         0.70%          0.70%          0.70%          0.70% (b)
Ratio of net investment income (loss) to
   average net assets                          0.47% (b)      1.45%         1.38%          0.78%          0.71%          0.47% (b)
Portfolio turnover rate (c)                       8%            35%           44%            46%            28%            50%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                   See Notes to Financial Statements                  Page 81

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

                                         SIX MONTHS                                                               FOR THE PERIOD
                                            ENDED                                                                 3/11/2010 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------   -------------
Net asset value, beginning of period      $   21.19      $   22.16     $   28.57      $   26.31      $   33.54      $   30.00
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.04           0.41          0.61           0.70           1.23           0.07
Net realized and unrealized gain (loss)       (4.60)         (0.92)        (6.37)          2.95          (7.88)          3.53
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (4.56)         (0.51)        (5.76)          3.65          (6.65)          3.60
                                          ---------      ---------     ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.17)         (0.41)        (0.65)         (1.39)         (0.58)         (0.06)
Return of capital                                --          (0.05)           --             --             --             --
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total distributions                           (0.17)         (0.46)        (0.65)         (1.39)         (0.58)         (0.06)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   16.46      $   21.19     $   22.16      $   28.57      $   26.31      $   33.54
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (b)                             (21.59)%        (2.38)%      (20.27)%        13.82%        (20.50)%        12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  18,103      $  26,486     $  33,246      $  44,281      $  55,258      $  25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)      0.71% (d)     0.70%          0.70%          0.70%          0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)      0.71% (d)     0.70%          0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.44% (c)      1.74%         2.34%          1.79%          1.85%          0.58% (c)
Portfolio turnover rate (e)                      18%            28%           46%            46%            41%            22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

                                         SIX MONTHS                                                               FOR THE PERIOD
                                            ENDED                                                                 3/11/2010 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------   -------------

Net asset value, beginning of period      $   11.24      $   12.87     $   14.32      $   19.15      $   29.29      $   30.00
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.04           0.09          0.05           0.07           0.19           0.09
Net realized and unrealized gain (loss)       (1.97)         (1.43)        (1.47)         (4.62)        (10.27)         (0.72)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (1.93)         (1.34)        (1.42)         (4.55)        (10.08)         (0.63)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.17)         (0.29)        (0.03)         (0.28)         (0.06)         (0.08)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $    9.14      $   11.24     $   12.87      $   14.32      $   19.15      $   29.29
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (b)                             (17.24)%       (10.64)%       (9.84)%       (24.08)%       (34.49)%        (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   9,593      $  10,677     $  11,586      $   8,589      $   7,660      $   7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)      0.72% (d)     0.70%          0.70%          0.70%          0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)      0.72% (d)     0.70%          0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.49% (c)      0.46%         0.38%          0.50%          0.44%          0.66% (c)
Portfolio turnover rate (e)                      21%            43%           46%            64%            41%            29%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 82                   See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                         SIX MONTHS                                                               FOR THE PERIOD
                                            ENDED                                                                 4/12/2010 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011      9/30/2010
                                         -----------    -----------   -----------    -----------    -----------   -------------
Net asset value, beginning of period      $   25.12      $   23.65     $   23.91      $   22.21      $   31.16      $   30.00
                                          ---------      ---------     ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.10           0.35          0.41           0.35           0.72           0.15
Net realized and unrealized gain (loss)       (1.63)          1.53         (0.26)          1.80          (8.98)          1.09
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total from investment operations              (1.53)          1.88          0.15           2.15          (8.26)          1.24
                                          ---------      ---------     ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.16)         (0.41)        (0.41)         (0.43)         (0.69)         (0.08)
Return of capital                                --             --            --          (0.02)            --             --
                                          ---------      ---------     ---------      ---------      ---------      ---------
Total distributions                           (0.16)         (0.41)        (0.41)         (0.45)         (0.69)         (0.08)
                                          ---------      ---------     ---------      ---------      ---------      ---------
Net asset value, end of period            $   23.43      $   25.12     $   23.65      $   23.91      $   22.21      $   31.16
                                          =========      =========     =========      =========      =========      =========
TOTAL RETURN (b)                              (6.11)%         7.92%         0.69%          9.78%        (27.18)%         4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  12,889      $  17,581     $  18,922      $  45,438      $  41,089      $  28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.64% (c)      0.64%         0.64%          0.64%          0.64%          0.70% (c)
Ratio of net expenses to average
   net assets                                  0.64% (c)      0.64%         0.64%          0.64%          0.64%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.77% (c)      1.35%         1.39%          1.46%          1.11%          1.71% (c)
Portfolio turnover rate (d)                      36%           126%           56%            55%            96%            32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

                                         SIX MONTHS                                                FOR THE PERIOD
                                            ENDED                                                  2/17/2011 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013     9/30/2012       9/30/2011
                                         -----------    -----------   -----------    -----------   -------------
Net asset value, beginning of period      $   36.86      $   32.10     $   23.11      $   22.51      $   30.11
                                          ---------      ---------     ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.05           0.43          0.35           0.23           0.20
Net realized and unrealized gain (loss)        3.33           4.75          8.98           0.68          (7.70)
                                          ---------      ---------     ---------      ---------      ---------
Total from investment operations               3.38           5.18          9.33           0.91          (7.50)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.04)         (0.42)        (0.34)         (0.31)         (0.10)
                                          ---------      ---------     ---------      ---------      ---------
Net asset value, end of period            $   40.20      $   36.86     $   32.10      $   23.11      $   22.51
                                          =========      =========     =========      =========      =========
TOTAL RETURN (b)                               9.19%         16.16%        40.61%          4.03%        (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  12,059      $  11,059     $   9,629      $  12,712      $  13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)      0.70%         0.70%          0.70%          0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)      0.70%         0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.25% (c)      1.22%         1.10%          0.89%          1.30% (c)
Portfolio turnover rate (d)                      14%            32%           23%            35%            29%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                   See Notes to Financial Statements                  Page 83

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                         SIX MONTHS                                                FOR THE PERIOD
                                            ENDED                                                  5/9/2011 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011
                                         -----------    -----------   -----------    -----------   -------------
Net asset value, beginning of period      $   37.93      $   38.75     $   24.52      $   22.51      $   29.88
                                          ---------      ---------     ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.27           0.51          0.29           0.22           0.08
Net realized and unrealized gain (loss)        2.46          (0.84)        14.23           1.97          (7.40)
                                          ---------      ---------     ---------      ---------      ---------
Total from investment operations               2.73          (0.33)        14.52           2.19          (7.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.24)         (0.49)        (0.29)         (0.18)         (0.05)
                                          ---------      ---------     ---------      ---------      ---------
Net asset value, end of period            $   40.42      $   37.93     $   38.75      $   24.52      $   22.51
                                          =========      =========     =========      =========      =========
TOTAL RETURN (b)                               7.25%         (0.92)%       59.44%          9.77%        (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  32,340      $  64,481     $  46,504      $   4,904      $   3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)      0.70%         0.70%          0.70%          0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)      0.70%         0.70%          0.70%          0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.74% (c)      1.35%         1.20%          1.04%          0.70% (c)
Portfolio turnover rate (d)                      10%            20%           33%            17%            16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

                                         SIX MONTHS                                                FOR THE PERIOD
                                            ENDED                                                  7/5/2011 (a)
                                          3/31/2015     YEAR ENDED    YEAR ENDED     YEAR ENDED       THROUGH
                                         (UNAUDITED)     9/30/2014     9/30/2013      9/30/2012      9/30/2011
                                         -----------    -----------   -----------    -----------   -------------
Net asset value, beginning of period      $   27.34      $   24.60     $   19.87      $   15.93      $   20.16
                                          ---------      ---------     ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.05           0.02          0.01          (0.01)         (0.01)
Net realized and unrealized gain (loss)        1.90           2.74          4.72           3.96          (4.22)
                                          ---------      ---------     ---------      ---------      ---------
Total from investment operations               1.95           2.76          4.73           3.95          (4.23)
                                          ---------      ---------     ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.04)         (0.02)        (0.00) (e)        --             --
Net realized gain                                --             --            --          (0.01)            --
                                          ---------      ---------     ---------      ---------      ---------
Total distributions                           (0.04)         (0.02)        (0.00) (e)     (0.01)            --
                                          ---------      ---------     ---------      ---------      ---------
Net asset value, end of period            $   29.25      $   27.34     $   24.60      $   19.87      $   15.93
                                          =========      =========     =========      =========      =========
TOTAL RETURN (b)                               7.14%         11.20%        23.82%         24.83%        (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 428,523      $ 341,751     $ 122,976      $  76,488      $  51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.60% (c)      0.60%         0.60%          0.60%          0.60% (c)
Ratio of net expenses to average
   net assets                                  0.60% (c)      0.60%         0.60%          0.60%          0.60% (c)
Ratio of net investment income (loss) to
   average net assets                          0.35% (c)      0.10%         0.05%         (0.14)%        (0.31)% (c)
Portfolio turnover rate (d)                       7%            12%           22%            28%             1%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 84                   See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)


                                        FOR THE PERIOD
                                        11/4/2014 (a)
                                           THROUGH
                                          3/31/2015
                                         (UNAUDITED)
                                        -------------

Net asset value, beginning of period      $   30.00
                                          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   0.08
Net realized and unrealized gain (loss)       (0.69)
                                          ---------
Total from investment operations              (0.61)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                         (0.06)
                                          ---------
Net asset value, end of period            $   29.33
                                          =========
TOTAL RETURN (b)                              (2.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $   1,467
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                  0.70% (c)
Ratio of net expenses to average
   net assets                                  0.70% (c)
Ratio of net investment income (loss) to
   average net assets                          0.41% (c)
Portfolio turnover rate (d)                      54%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



                   See Notes to Financial Statements                  Page 85

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirteen funds as follows, including the exchange on which they are listed and traded:

     First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
        ("NYSE Arca") ticker "FDD")
     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
        (NYSE Arca ticker "FFR")
     First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
        ticker "FGD")
     First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
        Arca ticker "FLM")
     First Trust NASDAQ(R) Clean Edge(R) Smart Grid
     Infrastructure Index Fund - (The NASDAQ(R) Stock Market, LLC ("NASDAQ")
        ticker "GRID")
     First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
     First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
     First Trust BICK Index Fund - (NASDAQ ticker "BICK")
     First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE")
     First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
     First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")
     First Trust International IPO ETF - (NASDAQ ticker "FPXI")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust STOXX(R) European Select Dividend Index Fund                  STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund     FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                   Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                             ISE Global Wind Energy(TM) Index
First Trust ISE Global Engineering and Construction Index Fund            ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund  NASDAQ OMX(R) Clean Edge(R) Smart Grid

Infrastructure Index(SM)
First Trust ISE Global Copper Index Fund                                  ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                               ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                              NASDAQ OMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                 NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computer Index Fund                                 ISE Cloud Computing(TM) Index
First Trust International IPO ETF                                         IPOX International Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

     Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

     Overnight repurchase agreements are fair valued at cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2015, were received as collateral for lending securities.

F. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2015, only FLM, GRID and CARZ have securities in the securities lending program. During the six months ended March 31, 2015, FLM, GRID, FONE and CARZ participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

The tax character of distributions paid by each Fund (with the exception of First Trust International IPO ETF, which had an inception date of November 4,
2014) during the fiscal year ended September 30, 2014 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      5,813,996  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,813,427              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               22,845,557              --              --
First Trust ISE Global Wind Energy Index Fund                                          1,163,700              --              --
First Trust ISE Global Engineering and Construction Index Fund                           371,592              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 214,306              --              --
First Trust ISE Global Copper Index Fund                                                 521,850              --          61,191
First Trust ISE Global Platinum Index Fund                                               245,350              --              --
First Trust BICK Index Fund                                                              293,611              --              --
First Trust NASDAQ CEA Smartphone Index Fund                                             125,341              --              --
First Trust NASDAQ Global Auto Index Fund                                                734,741              --              --
First Trust ISE Cloud Computing Index Fund                                               193,005              --              --

As of September 30, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $             --  $  (11,478,728) $   (1,556,583)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                         --      (1,095,550)     12,368,081
First Trust Dow Jones Global Select Dividend Index Fund                                1,422,927      (5,509,247)     21,079,098
First Trust ISE Global Wind Energy Index Fund                                            180,796     (60,810,054)     (1,641,120)
First Trust ISE Global Engineering and Construction Index Fund                             4,654      (4,602,727)     (1,320,201)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   4,933      (3,387,208)        863,440
First Trust ISE Global Copper Index Fund                                                      --     (38,352,525)    (12,363,091)
First Trust ISE Global Platinum Index Fund                                               124,929      (8,816,569)     (4,142,271)
First Trust BICK Index Fund                                                               39,401      (9,347,183)     (1,283,722)
First Trust NASDAQ CEA Smartphone Index Fund                                               8,004      (1,644,540)      1,847,151
First Trust NASDAQ Global Auto Index Fund                                                147,765        (328,992)      2,843,157
First Trust ISE Cloud Computing Index Fund                                                 7,076      (1,699,054)     22,900,099


H. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of March 31, 2015, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

                                             Capital Loss  Capital Loss   Capital Loss  Capital Loss                    Total
                                              Available      Available     Available     Available        Post         Capital
                                               through        through       through       through      Enactment -       Loss
                                              9/30/2016      9/30/2017     9/30/2018     9/30/2019    No Expiration   Available
                                             ------------  -------------  ------------  ------------  -------------  ------------
First Trust STOXX(R) European Select
   Dividend Index Fund                       $         --  $   5,960,236  $  4,853,444  $    161,155  $     503,893  $ 11,478,728
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                      --         68,465       744,825         1,838        280,422     1,095,550
First Trust Dow Jones Global Select
   Dividend Index Fund                            131,352        208,741     1,274,694       323,583      3,570,877     5,509,247
First Trust ISE Global Wind Energy
   Index Fund                                     174,186         30,175     8,357,650     9,549,964     42,698,079    60,810,054
First Trust ISE Global Engineering and
   Construction Index Fund                             --          1,914            --       615,538      3,985,275     4,602,727
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund                --             --       928,889            --      2,458,319     3,387,208
First Trust ISE Global Copper Index Fund               --             --        74,393            --     38,278,132    38,352,525
First Trust ISE Global Platinum Index Fund             --             --       344,523            --      8,472,046     8,816,569
First Trust BICK Index Fund                            --             --            --            --      9,347,183     9,347,183
First Trust NASDAQ CEA Smartphone
   Index Fund                                          --             --            --            --      1,644,540     1,644,540
First Trust NASDAQ Global Auto Index Fund              --             --            --            --        328,992       328,992
First Trust ISE Cloud Computing Index Fund             --             --            --            --      1,699,054     1,699,054

During the taxable year ended September 30, 2014, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                          Capital Loss Carryforward Utilized
                                                                          ----------------------------------
First Trust STOXX(R) European Select Dividend Index Fund                              $ 259,233
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   261,107
First Trust Dow Jones Global Select Dividend Index Fund                                  12,266
First Trust ISE Global Wind Energy Index Fund                                         1,261,121
First Trust ISE Global Engineering and  Construction Index Fund                         113,918
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                515,380
First Trust BICK Index Fund                                                             152,864
First Trust NASDAQ CEA Smartphone Index Fund                                            367,154
First Trust ISE Cloud Computing Index Fund                                                5,927

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, First Trust ISE Cloud Computing Index Fund and First Trust International IPO ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                   International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                  International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                        International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                      International Securities Exchange, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                    The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                       The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                      International Securities Exchange, LLC
First Trust International IPO ETF                                               IPOX(R) Schuster, LLC

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

J. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-11, Transfers and Servicing (Topic
860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expense, taxes, interest, and extraordinary expenses.


                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust ISE Global Copper Index Fund                         0.70%
First Trust ISE Global Platinum Index Fund                       0.70%
First Trust BICK Index Fund                                      0.64%
First Trust NASDAQ CEA Smartphone Index Fund                     0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust ISE Cloud Computing Index Fund                       0.60%
First Trust International IPO ETF                                0.70%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2017.

                                                                              Expense Cap
                                                                              ------------
First Trust STOXX(R) European Select Dividend Index Fund                         0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund            0.60%
First Trust Dow Jones Global Select Dividend Index Fund                          0.60%
First Trust ISE Global Wind Energy Index Fund                                    0.60%
First Trust ISE Global Engineering and Construction Index Fund                   0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund         0.70%


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


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2015 and the fees waived or expenses borne by First Trust subject to recovery from each Fund for the periods indicated were as follows:

                                                                                   Fees Waived or Expenses Borne by
                                                                                   First Trust Subject to Recovery
                                                                      ----------------------------------------------------------
                                               Advisory    Expense                                         Six Months
                                                 Fee        Reim-     Year Ended  Year Ended   Year Ended     Ended
                                               Waivers    bursements   9/30/2012   9/30/2013    9/30/2014   3/31/2015    Total
                                              ----------  ----------  ----------  ----------   ----------  -----------  --------
First Trust STOXX(R) European Select
   Dividend Index  Fund                       $       --  $       --  $   47,546  $  100,869   $   42,359  $       --   $190,774
First Trust FTSE EPRA/NAREIT
   Developed Markets Real Estate Index
   Fund                                           50,982          --      22,091      86,139      118,485       50,982   277,697
First Trust Dow Jones Global Select
   Dividend Index Fund                                --          --          --      17,048           --           --    17,048
First Trust ISE Global Wind Energy
   Index Fund                                     37,648          --          --      64,592       94,990       37,648   197,230
First Trust ISE Global Engineering
   and Construction Index Fund                    21,374          --          --      32,237       37,787       21,374    91,398
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund           18,396          --         843      50,638       37,559       18,396   107,436

During the six months ended March 31, 2015, First Trust recovered fees that were previously waived from First Trust STOXX(R) European Select Dividend Index Fund and First Trust Dow Jones Global Select Dividend Index Fund of $18,270 and $61,304, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2015, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                 Purchases              Sales
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                      $    50,120,179      $    49,533,207
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               4,195,192            4,509,278
First Trust Dow Jones Global Select Dividend Index Fund                           144,388,469          142,429,111
First Trust ISE Global Wind Energy Index Fund                                       4,450,871            4,728,690
First Trust ISE Global Engineering and Construction Index Fund                      4,868,576            4,936,692
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            1,164,759            1,148,209
First Trust ISE Global Copper Index Fund                                            3,747,389            3,552,823
First Trust ISE Global Platinum Index Fund                                          2,188,664            2,171,777
First Trust BICK Index Fund                                                         5,617,318            6,966,918
First Trust NASDAQ CEA Smartphone Index Fund                                        1,595,765            1,577,519
First Trust NASDAQ Global Auto Index Fund                                           3,713,454            6,549,218
First Trust ISE Cloud Computing Index Fund                                         27,553,207           27,268,607
First Trust International IPO ETF                                                   1,640,464            1,404,500

For the six months ended March 31, 2015, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                 Purchases              Sales
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                      $    43,768,051      $    14,628,888
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund               6,949,085           13,371,714
First Trust Dow Jones Global Select Dividend Index Fund                           115,257,383          129,962,916
First Trust ISE Global Wind Energy Index Fund                                              --           41,322,816
First Trust ISE Global Engineering and Construction Index Fund                             --            2,177,945
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund            1,748,566            3,515,205
First Trust ISE Global Copper Index Fund                                            2,625,402            5,419,602
First Trust ISE Global Platinum Index Fund                                          1,030,569                   --
First Trust BICK Index Fund                                                           754,757            2,926,534
First Trust NASDAQ CEA Smartphone Index Fund                                               --                   --
First Trust NASDAQ Global Auto Index Fund                                                  --           30,659,093
First Trust ISE Cloud Computing Index Fund                                         77,387,218           16,699,890
First Trust International IPO ETF                                                   2,657,161            1,339,319


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                 Creation            Redemption
                                                                                Transaction          Transaction
                                                                                   Fees                 Fees
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                      $           500      $           500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   4,000                4,000
First Trust Dow Jones Global Select Dividend Index Fund                                 1,000                1,000
First Trust ISE Global Wind Energy Index Fund                                           1,000                1,000
First Trust ISE Global Engineering and Construction Index Fund                          1,000                1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  500                  500
First Trust ISE Global Copper Index Fund                                                  500                  500
First Trust ISE Global Platinum Index Fund                                                500                  500
First Trust BICK Index Fund                                                             2,500                2,500
First Trust NASDAQ CEA Smartphone Index Fund                                            1,000                1,000
First Trust NASDAQ Global Auto Index Fund                                               1,000                1,000
First Trust ISE Cloud Computing Index Fund                                                500                  500
First Trust International IPO ETF                                                         500                  500


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2017 (except for First Trust International IPO ETF, which will not pay 12b-1 fees any time before October 10, 2016).

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

ASIA RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

BRAZIL RISK. The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CANADA RISK. The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

CHINA RISK. The First Trust BICK Index Fund and the First Trust International IPO ETF invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

CLOUD COMPUTING COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONCENTRATION RISK. Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

CONSUMER DISCRETIONARY COMPANIES RISK. The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

COPPER RISK. The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

COPPER MINING COMPANY RISK. The First Trust ISE Global Copper Index Fund may be significantly impacted by the risks associated with the copper mining companies including competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short-term or the long-term.


                                                                         Page 97


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

CURRENCY RISK. Because each Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

DEPOSITARY RECEIPTS RISK. Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EUROPE RISK. The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the euro, is exercised by the European Central Bank.

FINANCIAL COMPANIES RISK. The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund, First Trust International IPO ETF and the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund invest in the securities of companies in the financials sector. Financial companies are especially subject to the adverse effects of economic recession, volatile interest rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HONG KONG INVESTMENT RISK. The First Trust International IPO Fund is subject to certain risks associated with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDEX CORRELATION RISK. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

INDIA RISK. The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

INDUSTRIALS COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Wind Energy Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund and First Trust NASDAQ CEA Smartphone Index Fund invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

INTEREST RATE RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

IPO RISK. The First Trust International IPO ETF invests in securities of companies that have recently conducted an initial public offering and are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the index tracked by the Fund. The price of stocks included in that index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

JAPAN RISK. The First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ Global Auto Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

LIQUIDITY RISK. Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Each Fund is subject to the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MATERIAL COMPANIES RISK. The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NEW FUND RISK. The First Trust International IPO ETF currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PASSIVE FOREIGN INVESTMENT COMPANY RISK. Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

PGM RISK. The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGM"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

PGM MINING COMPANY RISK. The First Trust ISE Global Platinum Index Fund may be significantly impacted by the risks associated with the PGM companies including competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short-term or the long-term.

PORTFOLIO TURNOVER RISK. The First Trust International IPO's investment strategy may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE INVESTMENT RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations.

RUSSIA RISK. Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

SMALLER COMPANIES RISK. Certain Funds may invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

SMARTPHONE COMPANIES RISK. The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.

SOUTH AFRICA RISK. Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

SOUTH KOREA RISK. The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

TELECOMMUNICATIONS COMPANIES RISK. The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

UNITED KINGDOM RISK. The First Trust STOXX(R) European Select Dividend Index Fund and the First Trust ISE Global Copper Index Fund invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WIND ENERGY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR FIRST TRUST INTERNATIONAL IPO ETF

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") on behalf of the First Trust International IPO ETF (the "Fund"), for an initial two-year term at a meeting held on July 22, 2014. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by advisors to other comparable exchange-traded funds ("ETFs") and as compared to fees charged to other ETFs managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of services to be provided by First Trust under the Agreement and considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund, but the Board did consider the hypothetical investment performance of the underlying index. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by First Trust under the Agreement are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the Fund's unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and that First Trust would be responsible for the Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper"), an independent source, for the Fund on the advisory fees and expense ratios of other comparable ETFs, but


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

also noted First Trust's statements about the limitations on the comparability of the Fund's Lipper peer group with the Fund. The Board noted that the Fund's total expense ratio under its proposed unitary fee was above the median of its Lipper peer group, which the Board noted was comprised of only three other index funds, one of which had no management fee. The Board compared the Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by First Trust to other advisory clients, noting, in particular, that First Trust provides investment advisory services to the First Trust US IPO Index Fund ("FPX"), an ETF with a similar methodology, and that First Trust did not disclose any other similarly managed accounts for other advisory clients. The Board noted First Trust's explanation that the Fund's unitary fee is slightly higher than FPX's total expense ratio because the Fund will invest in foreign securities, which typically have higher custody costs than domestic securities. In light of the information considered and the nature, extent and quality of services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit First Trust, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement for the Fund to First Trust. The Board considered fall-out benefits described by First Trust that may be realized from its relationship with the Fund. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT (NON-UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust STOXX(R) European Select Dividend Index Fund (FDD) First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD) First Trust ISE Global Engineering and Construction Index Fund (FLM) First Trust ISE Global Wind Energy Index Fund (FAN) First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's MPI Peer Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fee payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2017. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of each Fund as compared to the fees and expense ratios of the peer funds in each Fund's MPI Peer Group. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total
(net) expense ratios of FAN and FDD were at or near the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group and that the total (net) expense ratios of FGD, FLM, FFR and GRID were above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel the limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between FDD's, FFR's, FGD's, FLM's and FAN's performance and that of each of their underlying indices. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has made and is making significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT (UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ CEA Smartphone Index Fund (FONE) First Trust BICK Index Fund (BICK) First Trust ISE Global Copper Index Fund (CU) First Trust ISE Global Platinum Index Fund (PLTM) First Trust NASDAQ Global Auto Index Fund (CARZ) First Trust ISE Cloud Computing Index Fund (SKYY)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2016, at a meeting held on March 8-9, 2015. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (substantially all of which were exchange-traded funds or "ETFs") compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex (particularly in ETFs) and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that four of the Funds pay the Advisor a fee equal to an annual rate of 0.70% of their average daily net assets (with a fee of 0.64% for BICK and 0.60% for SKYY) and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by MPI showing the unitary fee for each Fund as compared to the advisory fees and expense ratios of the peer funds in each Fund's MPI Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information


Page 106


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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2015 (UNAUDITED)

provided, the Board noted that the unitary fee for each Fund other than BICK was above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group, and that the unitary fee for BICK was equal to the median total (net) expense ratio of the peer funds in its MPI Peer Group. The Independent Trustees discussed with representatives of the Advisor and independent counsel limitations in creating peer groups for ETFs and different business models that affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the MPI data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between BICK's, PLTM's and CARZ's performance and that of each of their underlying indices. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to its respective MPI Peer Group and to a broad-based benchmark, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking error.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has made and is making significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2014 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.


        NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


                                                                        Page 107


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                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund II
            -----------------------------------------------------

By (Signature and Title)*         /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: May 20, 2015
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Mark R. Bradley
                                  ----------------------------------------
                                  Mark R. Bradley, President and
                                  Chief Executive Officer
                                  (principal executive officer)

Date: May 20, 2015
     ----------------------

By (Signature and Title)*         /s/ James M. Dykas
                                  ----------------------------------------
                                  James M. Dykas, Treasurer,
                                  Chief Financial Officer and
                                  Chief Accounting Officer
                                  (principal financial officer)

Date: May 20, 2015
     ----------------------

* Print the name and title of each signing officer under his or her signature.